                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-5594

Exact name of registrant as specified in charter:      Dryden Short-Term Bond
                                                       Fund, Inc.

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Deborah Docs
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-7521

Date of fiscal year end:                               December 31, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

Dryden Short-Term Bond Fund, Inc.
Dryden Short-Term Corporate Bond Fund

Formerly known as Prudential Short-Term Corporate Bond Fund, Inc.

JUNE 30, 2003    SEMIANNUAL REPORT

                 (GRAPHIC)


FUND TYPE        OBJECTIVE
Debt             High current income consistent with the
                 preservation of principal

                 This report is not authorized for
                 distribution to prospective investors unless preceded or accompanied by a current prospectus.

                 The views expressed in this report
                 and information about the Fund's
                 portfolio holdings are for the period covered by this report and are subject to change thereafter.

                 JennisonDryden is a service mark of
                 The Prudential Insurance Company
                 of America.

JennisonDrydenMutualFunds

Dear Shareholder,                   August 15, 2003

Stocks and bonds often move in opposite
directions. However, for a period during the spring of 2003, both markets in the United
States rallied in tandem. Recently, signs of stronger economic growth have helped sustain the rise in equities but weighed heavily on bonds. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.
Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you.
JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Dryden Short-Term Bond
Fund, Inc. in March 2003. Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund 1

Your Fund's Performance

Fund Objective

The Dryden Short-Term Bond Fund, Inc./Dryden
Short-Term Corporate Bond Fund (the Fund) seeks high current income consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1 as of 6/30/03

                                                Six Months    One Year    Five Years    Ten Years    Since Inception2
Class A                                           4.18%         9.75%       34.92%        77.79%     154.76%  (150.42)
Class B                                           3.82          9.04        31.14         67.01           75.15
Class C                                           3.94          9.31        31.63          N/A            66.61
Class Z                                           4.39         10.11        36.84          N/A            52.50
Lehman Brothers 1-5 Years U.S. Credit Index3      4.61         10.55        44.47         97.45            ***
Lipper Short/Int. Inv.-Grade Debt Funds Avg.4     3.09          7.67        36.15         76.09            ****

Average Annual Total Returns1 as of 6/30/03

                                                              One Year    Five Years    Ten Years    Since Inception2
Class A                                                         6.19%       5.47%         5.57%      6.74%    (6.61)
Class B                                                         6.04        5.57          5.26            5.45
Class C                                                         7.23        5.44           N/A            5.77
Class Z                                                        10.11        6.47           N/A            6.67
Lehman Brothers 1-5 Years U.S. Credit Index3                   10.55        7.64          7.04            ***
Lipper Short/Int. Inv.-Grade Debt Funds Avg.4                   7.67        6.36          5.81           ****

Distributions and Yields1 as of 6/30/03
                                       Total Distributions     30-Day
                                       Paid for Six Months    SEC Yield
Class A                                       $0.27             2.00%
Class B                                       $0.23             1.32
Class C                                       $0.24             1.55
Class Z                                       $0.29             2.32

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns for these classes would have been lower. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 3%, 2%, 1%, and 1% for the first four years respectively after purchase and a 12b-1 fee of 1% annually. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, 9/1/89;
Class B, 12/9/92; Class C, 8/1/94; and Class Z,
12/16/96. 3The Lehman Brothers 1-5

2 Visit our website at www.jennisondryden.com

Years U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives a broad look at how short- and intermediate-term bonds have performed. 4The Lipper
Short/Intermediate Investment-Grade Debt Funds
Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt
Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years. Investors cannot invest directly in an index. The returns for the Lehman Brothers 1-5 Years U.S. Credit Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.
Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Lehman Brothers 1-5 Years
U.S. Credit Index Closest Month-End to
Inception cumulative total returns as of 6/30/03 are 189.44% for Class A, 111.12% for
Class B, 92.16% for Class C, and 60.31% for
Class Z. Lehman Brothers 1-5 Years U.S. Credit
Index Closest Month-End to Inception average annual total returns as of 6/30/03 are 7.99% for Class A, 7.32% for Class B, 7.60% for Class
C, and 7.53% for Class Z. ****Lipper
Short/Intermediate Investment-Grade Debt Funds
Average Closest Month-End to Inception
cumulative total returns as of 6/30/03 are 147.21% for Class A, 88.38% for Class B, 76.39%
for Class C, and 46.78% for Class Z. Lipper
Short/Intermediate Investment-Grade Debt Funds
Average Closest Month-End to Inception average annual total returns as of 6/30/03 are 6.74% for Class A, 6.15% for Class B, 6.56% for Class
C, and 6.40% for Class Z.

Five Largest Issuers expressed as a percentage of total investments as of 6/30/03
Ford Motor Credit Co.                   3.1%
Citigroup, Inc.                         2.7
General Electric Capital Corp.          2.3
General Motors Acceptance Corp.         2.3
DaimlerChrysler North America           1.8
Issuers are subject to change.


Portfolio Composition expressed as a percentage
of net assets as of 6/30/03
Corporates                             93.9%
Asset-Backed Securities                 3.6
Commercial Mortgage-Backed Securities   0.8
Cash & Equivalents                      1.7
Portfolio Composition is subject to change.


Credit Quality* expressed as a percentage of
net assets as of 6/30/03
AAA                                     7.5%
AA                                     17.0
A                                      33.5
BBB                                    39.3
BB                                      1.0
Cash & Equivalents                      1.7
*Source: Highest ratings between Moody's
Investor Service (Moody's) or Standard & Poor's
Rating Service (S&P).
Credit Quality is subject to change.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund 3

Portfolio of Investments
as of June 30, 2003 (Unaudited)

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
 LONG-TERM INVESTMENTS  89.6%
 ASSET BACKED SECURITIES  3.6%
                               Bank One Issuance Trust, Ser.
                                2002-A3, Class A3,
 Aaa         $     2,000       3.59%, 5/17/10                            $     2,081,865
                               Capital Auto Receivables Asset Trust,
                                Ser. 2002-3, Class A3,
 Aaa               1,500       3.58%, 10/16/06                                 1,559,987
                               Citibank Credit Card Issuance Trust,
                                Ser. 2000-A3, Class A3,
 Aaa               3,000       6.875%, 11/16/09                                3,521,045
                               DaimlerChrysler Auto Trust,
                                Ser. 2002-A, Class A4,
 Aaa               1,800       4.49%, 10/6/08                                  1,897,178
                               Discover Card Master Trust I,
                                Ser. 2000-9, Class A,
 Aaa               2,000       6.35%, 7/15/08                                  2,215,646
                                                                         ---------------
                               Total asset backed securities
                                (cost $10,989,873)                            11,275,721
                                                                         ---------------
 COLLATERALIZED MORTGAGE OBLIGATION  0.8%
                               Greenwich Capital Commercial Funding
                                Corp.,
                                Ser. 2003-C1, Class A2,
                               3.285%, 7/5/35
 Aaa               2,500        (cost $2,512,410)                              2,491,797
                                                                         ---------------
 CORPORATE BONDS  85.2%
                               Abbott Laboratories,
 Aa3               1,000       5.625%, 7/1/06                                  1,107,230
                               Abitibi-Consolidated, Inc.,
 Ba1                 500       8.30%, 8/1/05                                     536,273
                               Alcoa, Inc.,
 A2                2,000       5.875%, 6/1/06                                  2,215,888
                               Allstate Corp., Senior Note,
 A1                1,250       5.375%, 12/1/06                                 1,369,474
                               Altria Group, Inc.,
 Baa2              1,300       6.95%, 6/1/06                                   1,399,325
                               Anadarko Petroleum Corp.,
 Baa1              1,040       5.375%, 3/1/07                                  1,138,034

See Notes to Financial Statements.
4 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
                               AOL Time Warner, Inc.,
 Baa1        $     1,280       5.625%, 5/1/05                            $     1,358,883
 Baa1              1,900       6.125%, 4/15/06                                 2,077,547
                               Aon Corp., Senior Note,
 Baa2                160       8.65%, 5/15/05                                    177,891
                               Appalachian Power Co.,
 Baa2                750       3.60%, 5/15/08                                    759,251
                               Senior Note,
 Baa2                900       4.80%, 6/15/05                                    945,359
                               Arizona Public Service Co.,
 Baa1                650       7.625%, 8/1/05                                    721,305
                               ArvinMeritor, Inc.,
 Baa3                900       6.625%, 6/15/07                                   933,750
                               AT&T Corp., Senior Note,
 Baa2              1,800       7.00%, 11/15/06                                 2,001,973
                               AT&T Wireless Services, Inc., Senior Note,
 Baa2              2,000       7.35%, 3/1/06                                   2,244,282
                               Bank of America Corp.,
 Aa3               1,000       7.125%, 5/1/06                                  1,135,147
 Aa3               1,200       8.50%, 1/15/07                                  1,446,460
                               Senior Note,
 Aa2               2,000       5.25%, 2/1/07                                   2,197,572
                               Bank One Corp.,
 Aa3               2,180       6.50%, 2/1/06                                   2,420,016
                               Bank One NA Illinois,
 Aa2               2,000       5.50%, 3/26/07                                  2,215,180
                               Bear Stearns Cos., Inc.,
 A2                2,200       3.00%, 3/30/06                                  2,256,872
 A2                1,000       6.50%, 5/1/06                                   1,119,144
                               Black & Decker Corp.,
 Baa2                755       7.00%, 2/1/06                                     844,353
                               Boise Cascade Corp., M.T.N.,
 Baa3              1,000       7.45%, 6/19/06                                  1,076,319
                               Bristol-Myers Squibb Co.,
 A1                1,490       4.75%, 10/1/06                                  1,603,729
                               British Telecom PLC,
 Baa1              1,300       7.875%, 12/15/05                                1,480,492
                               Burlington Northern Santa Fe Corp.,
 Baa2              1,125       6.375%, 12/15/05                                1,243,848
                               Burlington Resources Finance Co.,
 Baa1                875       5.70%, 3/1/07                                     965,728

                                              See Notes to Financial Statements.
     Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 5

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Campbell Soup Co.,
 A3          $     1,000       5.50%, 3/15/07                            $     1,102,163
                               Capital One Bank, Senior Notes,
 Baa2              1,845       6.875%, 2/1/06                                  1,979,753
                               Carnival PLC,
 Baa3                440       7.30%, 6/1/07                                     489,432
                               Caterpillar Financial Services Corp.,
 A2                1,000       4.38%, 6/15/05                                  1,034,858
                               Cendant Corp.,
 Baa1              1,430       6.875%, 8/15/06                                 1,599,522
                               ChevronTexaco Capital Co.,
 Aa2               2,095       3.50%, 9/17/07                                  2,177,166
                               CIT Group, Inc., Senior Note,
 A2                2,010       5.50%, 11/30/07                                 2,174,518
                               Citicorp, Inc., M.T.N.,
 Aa2                 100       6.375%, 11/15/08                                  114,958
                               Citigroup, Inc.,
 Aa1                 650       5.00%, 3/6/07                                     707,277
 Aa1               3,200       5.75%, 5/10/06                                  3,532,720
 Aa2               1,600       7.20%, 6/15/07                                  1,868,605
                               Senior Note,
 Aa1               2,000       6.75%, 12/1/05                                  2,229,898
                               Citizens Communications Co.,
 Baa2              1,371       8.50%, 5/15/06                                  1,590,101
                               Senior Note,
 Baa2                280       6.375%, 8/15/04                                   292,607
                               Coco-Cola Enterprises, Inc.,
 A2                1,200       6.625%, 8/1/04                                  1,265,321
                               Commonwealth Edison Co.,
 Baa1              1,000       7.625%, 1/15/07                                 1,154,768
                               Compaq Computer Corp.,
 A3                  700       7.65%, 8/1/05                                     773,330
                               Computer Associates, Inc., Senior Note,
 Baa2                900       6.375%, 4/15/05                                   954,000
                               Computer Sciences Corp.,
 A2                  290       6.75%, 6/15/06                                    327,859
                               ConAgra Foods, Inc.,
 Baa1              1,000       6.00%, 9/15/06                                  1,107,954
                               Conoco Funding Co.,
 A3                1,500       5.45%, 10/15/06                                 1,655,812

See Notes to Financial Statements.
6 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Consumers Energy Co.,
 Baa3        $     1,000       4.25%, 4/15/08                            $     1,034,079
                               Continental Airlines, Inc.,
 Baa3                800       6.32%, 11/1/08                                    776,072
                               Continental Cablevision, Inc., Senior
                                Note,
 Baa3              1,860       8.30%, 5/15/06                                  2,140,373
                               Cox Communications, Inc.,
 Baa2              2,520       6.875%, 6/15/05                                 2,749,945
                               Credit Suisse First Boston,
 Aa3                 660       5.75%, 4/15/07                                    733,244
 Aa3                 800       5.875%, 8/1/06                                    884,923
                               CSX Corp.,
 Baa2              1,100       7.45%, 5/1/07                                   1,280,528
                               CVS Corp.,
 A2                1,750       3.875%, 11/1/07                                 1,813,819
                               DaimlerChrysler North America Holding,
                                Inc.,
 A3                  375       4.05%, 6/4/08                                     371,368
 A3                1,860       6.40%, 5/15/06                                  2,031,189
                               DaimlerChrysler North America Holding,
                                Inc., M.T.N.
 A3                1,220       3.40%, 12/15/04                                 1,231,476
                               Detroit Edison Co., Senior Note,
 A3                1,250       5.05%, 10/1/05                                  1,334,746
                               Deutsche Telekom International Finance,
 Baa3              1,950       8.25%, 6/15/05                                  2,174,500
                               Diageo Capital PLC,
 A2                1,385       3.375%, 3/20/08                                 1,415,554
                               Dominion Resources, Inc.,
 Baa1              2,050       2.80%, 2/15/05                                  2,077,050
                               Dow Chemical Co.,
 A3                  400       5.00%, 11/15/07                                   426,421
                               Duke Energy Field Services LLC,
 Baa2              1,000       7.50%, 8/16/05                                  1,093,505
                               East Coast Power LLC, Senior Note,
 Ba2                 381       6.737%, 3/31/08                                   393,892
                               Eastman Chemical Co.,
 Baa2                800       3.25%, 6/15/08                                    790,257
                               Electronic Data Systems Corp.,
 Baa3              1,000       6.85%, 10/15/04                                 1,047,500
                               Eli Lilly & Co.,
 Aa3               1,400       2.90%, 3/15/08                                  1,409,962

                                              See Notes to Financial Statements.
     Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 7

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Energy East Corp.,
 Baa2        $     1,000       5.75%, 11/15/06                           $     1,104,866
                               Enterprise Products Operating LP,
 Baa2                700       8.25%, 3/15/05                                    768,578
                               EOP Operating LP, Senior Notes,
 Baa1                750       6.625%, 2/15/05                                   802,292
                               Equifax, Inc.,
 Baa1                540       4.95%, 11/1/07                                    571,755
                               First Data Corp., M.T.N.,
 A1                  275       6.375%, 12/15/07                                  315,116
                               First Union National Bank,
 Aa3               1,367       7.125%, 10/15/06                                1,570,311
                               FirstEnegy Corp.,
 Baa2              1,500       5.50%, 11/15/06                                 1,607,984
                               FleetBoston Financial Corp., Senior Note,
 A1                1,000       4.875%, 12/1/06                                 1,075,571
                               Ford Motor Co.,
 Baa1              1,000       8.875%, 4/1/06                                  1,096,851
                               Ford Motor Credit Co.,
 A3                1,750       6.50%, 1/25/07                                  1,841,215
 A3                1,400       6.70%, 7/16/04                                  1,453,661
 A3                4,830       6.875%, 2/1/06                                  5,122,698
                               Fortune Brands, Inc., Senior Note
 A2                  600       7.125%, 11/1/04                                   644,371
                               France Telecom,
 Baa3              1,860       7.20%, 3/1/06                                   2,121,648
                               Fred Meyer, Inc.,
 Baa3              1,000       7.375%, 3/1/05                                  1,079,975
                               Gannett Co., Inc.,
 A2                1,500       5.50%, 4/1/07                                   1,650,082
                               General Dynamics Corp.,
 A2                1,500       2.125%, 5/15/06                                 1,520,177
                               General Electric Capital Corp., M.T.N.,
 Aaa                 750       3.50%, 5/1/08                                     767,974
 Aaa               3,230       5.00%, 6/15/07(a)                               3,516,937
 Aaa                 850       5.35%, 3/30/06                                    923,329
 Aaa               1,850       5.375%, 3/15/07                                 2,035,945
                               General Mills, Inc.,
 Baa2              1,700       5.125%, 2/15/07                                 1,851,854

See Notes to Financial Statements.
8 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
                               General Motors Acceptance Corp.,
 A3          $     1,400       4.50%, 7/15/06                            $     1,406,678
 A3                5,350       6.125%, 2/1/07                                  5,590,231
                               Goldman Sachs Group, Inc.,
 Aa3                 160       4.125%, 1/15/08                                   168,136
                               Goodrich Corp.,
 Baa3                680       6.45%, 12/15/07                                   739,483
                               Harrahs Operating Co., Inc.,
 Baa3                970       7.125%, 6/1/07                                  1,097,200
                               Hartford Financial Services Group, Inc.,
 A3                  725       2.375%, 6/1/06                                    724,364
                               Senior Note,
 A3                1,000       7.75%, 6/15/05                                  1,109,314
                               HCA, Inc.,
 Ba1               1,900       7.125%, 6/1/06                                  2,065,556
                               Hewlett-Packard Co.,
 A3                  580       7.15%, 6/15/05                                    641,372
                               Honeywell International, Inc.,
 A2                  400       6.875%, 10/3/05                                   445,412
                               Household Finance Corp.,
 A1                1,130       5.75%, 1/30/07                                  1,247,112
 A1                2,320       6.50%, 1/24/06                                  2,573,214
                               International Business Machines Corp.,
 A1                  750       4.875%, 10/1/06                                   815,065
                               International Lease Finance Corp.,
 A1                1,200       2.95%, 5/23/06                                  1,206,038
 A1                  660       4.50%, 5/1/08                                     691,243
                               International Paper Co.,
 Baa2              1,300       8.125%, 7/8/05                                  1,449,358
                               J.P. Morgan Chase & Co.,
 A1                2,300       5.25%, 5/30/07                                  2,522,911
 A2                1,000       6.50%, 8/1/05                                   1,094,192
                               John Deere Capital Corp.,
 A3                  600       4.50%, 8/22/07                                    638,440
 A3                  700       5.125%, 10/19/06                                  760,026
                               Kellogg Co.,
 Baa2              1,250       6.00%, 4/1/06                                   1,378,024
                               Kerr-Mcgee Corp.,
 Baa3              1,750       5.375%, 4/15/05                                 1,841,066
                               KeySpan Corp.,
 A3                1,000       7.25%, 11/15/05                                 1,122,117

                                              See Notes to Financial Statements.
     Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 9

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Kraft Foods, Inc.,
 A3          $     1,500       4.625%, 11/1/06                           $     1,593,122
                               Kroger, Inc., Senior Note,
 Baa3              1,000       8.15%, 7/15/06                                  1,154,424
                               Lehman Brothers Holdings, Inc.,
 A2                1,000       4.00%, 1/22/08                                  1,042,203
 A2                1,665       6.625%, 2/5/06                                  1,856,898
                               Lockheed Martin Corp.,
 Baa2              1,300       7.25%, 5/15/06                                  1,480,496
                               Marshall & Ilsley Bank, Senior Note,
 Aa3               1,000       4.125%, 9/4/07                                  1,045,348
                               Maytag Corp., M.T.N.,
 Baa2                750       6.875%, 3/31/06                                   829,828
                               MBNA America Bank,
 Baa1                900       6.50%, 6/20/06                                    992,950
                               McDonnell Douglas Corp.,
 A3                1,500       6.875%, 11/1/06                                 1,670,500
                               Merrill Lynch & Co., Inc.,
 Aa3                 700       7.00%, 3/15/06                                    782,936
                               Metlife, Inc., Senior Note,
 A2                1,500       5.25%, 12/1/06                                  1,639,162
                               Morgan Stanley Dean Witter,
 Aa3               1,150       3.625%, 4/1/08                                  1,178,533
 Aa3               1,300       5.80%, 4/1/07                                   1,435,690
 Aa3               2,000       6.10%, 4/15/06                                  2,201,786
                               Motorola, Inc.,
 Baa2              1,400       6.75%, 2/1/06                                   1,526,000
                               National Rural Utilities Cooperative
                                Finance Corp.,
 A1                1,200       3.00%, 2/15/06                                  1,233,072
                               Newell Rubbermaid, Inc.,
 Baa1                900       2.00%, 5/1/05                                     902,400
                               Newmont Mining Corp.,
 Baa3                330       8.375%, 7/1/05                                    360,256
                               News America Holdings, Inc., Senior Note,
 Baa3              1,060       8.50%, 2/15/05                                  1,162,315
                               Norfolk Southern Corp., Senior Note,
 Baa1              1,700       6.00%, 4/30/08                                  1,900,950
                               Occidental Petroleum Corp., Senior Note,
 Baa2              1,500       7.65%, 2/15/06                                  1,694,865

See Notes to Financial Statements.
10 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Ocean Energy, Inc.,
 Baa3        $       850       4.375%, 10/1/07                           $       893,794
                               Pactiv Corp.,
 Baa2              1,500       7.20%, 12/15/05                                 1,649,266
                               Pepco Holdings, Inc.,
 Baa1              1,500       2.08%, 11/15/04, (b)                            1,499,648
                               Petroleos Mexicanos,
 Baa1                950       8.85%, 9/15/07                                  1,116,250
                               Pharmacia Corp.,
 A1                1,250       5.75%, 12/1/05                                  1,366,996
                               Phillips Petroleum Co.,
 A3                1,000       8.50%, 5/25/05                                  1,126,447
                               Pinnacle One Partners LP, Senior Note,
 Ba2               1,000       8.83%, 8/15/04                                  1,037,500
                               PNC Funding Corp.,
 A2                1,000       5.75%, 8/1/06                                   1,103,345
 A3                  400       6.125%, 2/15/09                                   458,982
                               PPL Electric Utilities Corp.,
 Baa1                500       5.875%, 8/15/07                                   551,844
                               Praxair, Inc.,
 A3                  500       6.625%, 10/15/07                                  571,974
                               Procter & Gamble Co.,
 Aa3               2,300       4.75%, 6/15/07                                  2,490,339
                               Progress Energy, Inc., Senior Note,
 Baa2                400       6.75%, 3/1/06                                     444,547
                               PSE&G Power LLC,
 Baa1              1,400       6.875%, 4/15/06                                 1,561,622
                               Puget Energy, Inc.,
 Baa2                750       3.363%, 6/1/08                                    749,908
                               Quest Diagnostics, Inc.,
 Baa3              1,350       6.75%, 7/12/06                                  1,512,090
                               Raytheon Co.,
 Baa3              1,700       6.50%, 7/15/05                                  1,848,017
                               Reed Elsevier Capital, Inc.,
 A3                  800       6.125%, 8/1/06                                    893,035
                               Rio Tinto Finance USA Ltd.,
 Aa3               1,000       5.75%, 7/3/06                                   1,096,563
                               Safeway, Inc., Senior Note,
 Baa2              1,500       6.85%, 9/15/04                                  1,584,392

                                              See Notes to Financial Statements.
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 11

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Santander Finance Issuances,
 A2          $     1,200       7.00%, 4/1/06                             $     1,340,910
 A2                1,000       7.25%, 5/30/06                                  1,129,815
                               SBC Communications, Inc.,
 A1                2,150       5.75%, 5/2/06                                   2,374,490
                               Scholastic Corp.,
 Baa2              1,000       5.75%, 1/15/07                                  1,093,414
                               Sealed Air Corp.,
 Baa3                530       8.75%, 7/1/08                                     626,861
                               Simon Property Group LP,
 Baa2                800       6.75%, 7/15/04                                    837,771
 Baa2                325       6.75%, 6/15/05                                    352,965
                               M.T.N.,
 Baa2                400       7.125%, 6/24/05                                   437,717
                               South Carolina Electric & Gas Co.,
 A1                1,000       7.50%, 6/15/05                                  1,107,355
                               Southwest Airlines Co.,
 Aa2               2,000       5.496%, 11/1/06                                 2,169,905
                               Sprint Capital Corp.,
 Baa3              1,900       7.125%, 1/30/06                                 2,079,411
                               Tampa Electric Co.,
 Baa1              1,100       5.375%, 8/15/07                                 1,190,671
                               Target Corp.,
 A2                1,300       5.95%, 5/15/06                                  1,443,784
                               TCI Communications, Inc.,
                                Senior Notes,
 Baa3                750       6.875%, 2/15/06                                   829,900
                               Senior Note,
 Baa3              1,000       8.00%, 8/1/05                                   1,088,127
                               Telecomunicaciones de Puerto Rico Inc.,
 Baa1              2,090       6.65%, 5/15/06                                  2,311,906
                               Telefonica Europe,
 A3                1,100       7.35%, 9/15/05                                  1,228,124
                               Telus Corp.,
 Ba1                 830       7.50%, 6/1/07                                     925,450
                               Tenet Healthcare Corp., Senior Note,
 Ba3                 670       5.375%, 11/15/06                                  643,200
                               Travelers Property Casualty Corp.,
                                Senior Note,
 A2                1,100       3.75%, 3/15/08                                  1,128,582

See Notes to Financial Statements.
12 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Tyson Foods, Inc.,
 Baa3        $       550       6.625%, 10/1/04                           $       570,100
                               M.T.N.,
 Baa3                840       6.625%, 10/17/05                                  893,687
                               Unilever NV, M.T.N.,
 NR                1,370       6.625%, 6/20/05                                 1,496,907
                               Union Pacific Corp.,
 Baa3                920       6.70%, 12/1/06                                  1,034,675
 Baa3              1,000       7.60%, 5/1/05                                   1,101,787
                               United Mexican States, M.T.N.,
 Baa2                965       8.50%, 2/1/06                                   1,118,918
                               United Technologies Corp.,
 A2                1,400       4.875%, 11/1/06                                 1,507,506
                               Verizon Global Funding Corp.,
 A2                3,000       6.125%, 6/15/07                                 3,377,079
                               Viacom, Inc.,
 A3                1,810       6.40%, 1/30/06                                  2,008,939
                               Vodafone Group PLC,
 A2                  580       7.625%, 2/15/05                                   635,084
                               Wachovia Corp.,
 Aa3               1,000       7.55%, 8/18/05                                  1,121,668
                               Wal-Mart Stores, Inc., Senior Note,
 Aa2               1,700       5.45%, 8/1/06                                   1,877,252
                               Walt Disney Co.,
                                M.T.N.,
 Baa1                925       5.50%, 12/29/06                                 1,008,455
                               Senior Note,
 Baa1              1,215       6.75%, 3/30/06                                  1,353,014
                               Washington Mutual, Inc.,
 A3                  700       7.50%, 8/15/06                                    810,053
                               Senior Note,
 A3                1,000       5.625%, 1/15/07                                 1,102,191
                               Waste Management, Inc.,
 Baa3              1,000       7.00%, 10/15/06                                 1,130,654
                               Senior Note,
 Baa3              1,000       7.00%, 10/1/04                                  1,060,523
                               Wells Fargo & Co.,
 Aa2               1,520       3.50%, 4/4/08                                   1,567,967
 Aa3               1,000       7.125%, 8/15/06                                 1,149,702
                               Senior Note,
 Aa2               1,250       5.125%, 2/15/07                                 1,367,470

                                              See Notes to Financial Statements.
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 13

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Westdeutsche Landesbank,
 Aa1         $       800       6.05%, 1/15/09                            $       909,578
                               Westvaco Corp.,
 Baa2                812       6.85%, 11/15/04                                   860,466
                               Weyerhaeuser Co.,
 Baa2                600       6.00%, 8/1/06                                     658,171
 Baa2              1,200       6.125%, 3/15/07                                 1,327,441
                               Wyeth,
 A3                  730       4.125%, 3/1/08                                    756,747
 A3                  176       6.25%, 3/15/06                                    195,155
 A3                  500       7.90%, 2/15/05                                    548,741
                                                                         ---------------
                               Total corporate bonds
                                (cost $253,925,848)                          267,234,673
                                                                         ---------------
                               Total long-term investments
                                (cost $267,428,131)                          281,002,191
                                                                         ---------------
 SHORT-TERM INVESTMENTS  9.2%
 CORPORATE BONDS  7.3%
                               Clear Channel Communications,
 Baa3              1,000       7.25%, 9/15/03                                  1,010,020
                               Commonwealth Edison Co.,
 Baa1                700       7.375%, 1/15/04                                   721,638
                               Cox Communications, Inc.,
 Baa2              1,000       6.15%, 8/1/03, (d)                              1,000,667
                               CSX Corp.,
 Baa2              1,500       5.85%, 12/1/03                                  1,527,066
                               Dow Chemical Co.,
 A3                2,255       5.25%, 5/14/04                                  2,314,358
                               EOP Operating LP, Notes,
 Baa1              1,000       7.375%, 11/15/03                                1,020,016
                               ERP Operating LP,
 Baa1              1,000       7.10%, 6/23/04
1,050,607
                               General Motors Acceptance Corp.,
 A3                  100       6.85%, 6/17/04                                    104,019
                               Heller Financial, Inc.,
 Aaa               1,000       6.00%, 3/19/04                                  1,033,725
                               Ingersoll-Rand Co.,
 BBB+(c)           1,000       5.80%, 6/1/04                                   1,040,234

See Notes to Financial Statements.
14 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING*     (000)             DESCRIPTION                                VALUE (NOTE 1)
                               ITT Corp.,
 Ba1         $     1,000       6.75%, 11/15/03                           $     1,010,000
                               John Deere Capital Corp., Senior Note,
 A3                  300       5.52%, 4/30/04                                    310,424
                               Lehman Brothers Holdings, Inc.,
 A2                1,500       6.625%, 4/1/04                                  1,559,281
                               Mack-Cali Realty LP,
 Baa2              1,400       7.00%, 3/15/04                                  1,449,650
                               Niagara Mohawk Power Corp.,
 Baa2              2,000       7.375%, 8/1/03                                  2,009,504
                               Paine Webber Group, Inc., Senior Note,
 Aa2               2,500       7.015%, 2/10/04                                 2,587,210
                               Progress Energy, Inc., Senior Note,
 Baa2                500       6.55%, 3/1/04                                     515,823
                               Safeway, Inc.,
 Baa2                500       6.05%, 11/15/03                                   507,509
                               Sprint Capital Corp.,
 Baa3                930       5.70%, 11/15/03                                   933,534
                               USX Marathon Group, Note,
 Baa1              1,000       7.20%, 2/15/04                                  1,032,268
                                                                         ---------------
                               Total corporate bonds
                                (cost $22,722,998)                            22,737,553
                                                                         ---------------
             SHARES
             -----------
 MONEY MARKET  1.9%
                               Prudential Core Investment Fund--Taxable
                                Money Market Series (Note 3)
               6,009,250        (cost $6,009,250)                              6,009,250
                                                                         ---------------
                               Total short-term investments
                                (cost $28,732,248)                            28,746,803
                                                                         ---------------
                               TOTAL INVESTMENTS  98.8%
                                (COST $296,160,379; NOTE 5)                  309,748,994
                               Other assets in excess of
                                liabilities  1.2%                              3,621,494
                                                                         ---------------
                               NET ASSETS  100%                          $   313,370,488
                                                                         ---------------
                                                                         ---------------

                                              See Notes to Financial Statements.
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 15

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.
* The Fund's current Prospectus contains a description of Moody's ratings.
(a) Segregated as collateral for financial futures contracts.
(b) Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(c) Standard & Poor's rating.
(d) Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2003.
LP--Limited Partnership.
LLC--Limited Liability Company.
M.T.N.--Medium Term Note.
NR--Not Rated by Moody's or Standard & Poor's.
See Notes to Financial Statements.
16 Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of
June 30, 2003 was as follows:
Banking....................................................................   12.1%
Captive Finance............................................................   10.2
Telecommunication Wirelines................................................    8.2
Electric Utilities.........................................................    7.3
Non Captive Finance........................................................    6.1
Brokerage..................................................................    5.2
Food and Beverage..........................................................    4.0
Railroads..................................................................    2.6
Media Cable................................................................    2.5
Entertainment..............................................................    2.5
Aerospace/Defense..........................................................    2.3
Pharmaceuticals............................................................    2.2
Technology.................................................................    2.2
Paper......................................................................    2.1
Independent Energy.........................................................    2.1
Money Market...............................................................    1.9
Integrated Energy..........................................................    1.9
REIT.......................................................................    1.9
Media Non Cable............................................................    1.9
Insurance..................................................................    1.9
Automotive.................................................................    1.8
Retailers..................................................................    1.6
Supermarkets...............................................................    1.4
Health Care................................................................    1.4
Chemicals..................................................................    1.3
Consumer Products..........................................................    1.3
Metals.....................................................................    1.2
Airlines...................................................................    0.9
Sovereign..................................................................    0.7
Environment................................................................    0.7
Diversified Manufacturing..................................................    0.6
Gas Pipelines..............................................................    0.6
Other Industrials..........................................................    0.5
Packaging..................................................................    0.5
Consumer Service...........................................................    0.5
Lodging....................................................................    0.5
Tobacco....................................................................    0.5
Gas Distributor............................................................    0.4
Gaming.....................................................................    0.4
Construction Machinery.....................................................    0.3
Gas Utilities..............................................................    0.3
Foreign Local Gov't........................................................    0.3
                                                                             -----
                                                                              98.8
Other assets in excess of liabilities......................................    1.2
                                                                             -----
                                                                             100.0%
                                                                             -----
                                                                             -----

                                              See Notes to Financial Statements.
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 17

Statement of Assets and Liabilities
as of June 30, 2003 (Unaudited)

 ASSETS
 -----------------------------------------------------------------------------------
 Investments, at value (cost $296,160,379)                                $309,748,994
 Cash                                                                          550,272
 Interest receivable                                                         4,186,067
 Receivable for Fund shares sold                                             2,213,977
 Due to broker - variation margin                                               20,031
 Other assets                                                                    2,579
                                                                          ------------
 TOTAL ASSETS                                                              316,721,920
                                                                          ------------
 LIABILITIES
 -----------------------------------------------------------------------------------
 Payable for investments purchased                                           1,398,922
 Payable for Fund shares reacquired                                          1,242,858
 Dividends payable                                                             412,477
 Distribution fee payable                                                      121,676
 Management fee payable                                                        101,820
 Accrued expenses                                                               59,457
 Deferred directors' fees                                                       14,222
                                                                          ------------
 TOTAL LIABILITIES                                                           3,351,432
                                                                          ------------
 NET ASSETS                                                               $313,370,488
                                                                          ------------
                                                                          ------------
 -----------------------------------------------------------------------------------
 Net assets were comprised of:
    Common stock, at par                                                  $    267,093
    Paid-in capital in excess of par                                       310,811,970
                                                                          ------------
                                                                           311,079,063
    Accumulated net investment loss                                         (1,221,967)
    Accumulated net realized loss on investments                           (10,030,357)
    Net unrealized appreciation on investments                              13,543,749
                                                                          ------------
 NET ASSETS AT JUNE 30, 2003                                              $313,370,488
                                                                          ------------
                                                                          ------------

See Notes to Financial Statements.
18 Visit our website at www.jennisondryden.com

 CLASS A
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($118,107,489 / 10,070,794 shares of common stock issued and outstanding)     $11.73
 Maximum sales charge (3.25% of offering price)                                   .39
                                                                               ------
 Maximum offering price to public                                              $12.12
                                                                               ------
                                                                               ------
 CLASS B
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($68,370,401 / 5,830,162 shares of common stock issued and outstanding)       $11.73
                                                                               ------
                                                                               ------
 CLASS C
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($67,630,696 / 5,767,078 shares of common stock issued and outstanding)       $11.73
 Sales charge (1% of offering price)                                              .12
                                                                               ------
 Offering price to public                                                      $11.85
                                                                               ------
                                                                               ------
 CLASS Z
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($59,261,902 / 5,041,258 shares of common stock issued and outstanding)       $11.76
                                                                               ------
                                                                               ------

                                              See Notes to Financial Statements.
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 19

Statement of Operations
Six Months Ended June 30, 2003 (Unaudited)

 NET INVESTMENT INCOME
 -----------------------------------------------------------------------------------
 Income
 Interest and Dividends                                                 $ 6,462,605
                                                                     -----------------
 Expenses
 Management fee                                                             549,279
 Distribution fee--Class A                                                  133,419
 Distribution fee--Class B                                                  312,451
 Distribution fee--Class C                                                  223,765
 Transfer agent's fees and expenses                                         146,000
 Custodian's fees and expenses                                               61,000
 Reports to shareholders                                                     29,000
 Registration fees                                                           24,000
 Audit fees                                                                  16,000
 Legal fees and expenses                                                     16,000
 Directors' fees                                                              5,000
 Miscellaneous                                                                5,778
                                                                     -----------------
 TOTAL EXPENSES                                                           1,521,692
                                                                     -----------------
 Net investment income                                                    4,940,913
                                                                     -----------------
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 -----------------------------------------------------------------------------------
 Net realized gain on:
    Investment transactions                                                 701,922
    Financial futures contracts                                             749,548
                                                                     -----------------
                                                                          1,451,470
                                                                     -----------------
 Net change in unrealized appreciation (depreciation) on:
    Investments                                                           5,470,071
    Financial futures contracts                                            (301,303)
                                                                     -----------------
                                                                          5,168,768
                                                                     -----------------
 Net gain on investments                                                  6,620,238
                                                                     -----------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $11,561,151
                                                                     -----------------
                                                                     -----------------

See Notes to Financial Statements.
20 Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets
For the Six Months and Year Ended Periods (Unaudited)

 -----------------------------------------------------------------------------------
                                                     SIX MONTHS              YEAR
                                                        ENDED                ENDED
                                                    JUNE 30, 2003      DECEMBER 31, 2002
 INCREASE (DECREASE) IN NET ASSETS
 -----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                              $   4,940,913        $   8,339,722
 Net realized gain (loss) on investment
 transactions                                           1,451,470           (1,388,975)
 Net change in unrealized appreciation on
 investments                                            5,168,768            6,068,810
                                                  -----------------    -----------------
 Net increase in net assets resulting from
 operations                                            11,561,151           13,019,557
                                                  -----------------    -----------------
 DIVIDENDS FROM NET INVESTMENT INCOME (NOTE 1)
 Class A                                               (2,514,721)          (4,634,137)
 Class B                                               (1,237,441)          (1,698,631)
 Class C                                               (1,257,097)          (1,447,452)
 Class Z                                               (1,133,724)          (1,694,815)
                                                  -----------------    -----------------
                                                       (6,142,983)          (9,475,035)
                                                  -----------------    -----------------
 FUND SHARE TRANSACTIONS (NET OF SHARE
 CONVERSIONS) (NOTE 6)
 Net proceeds from shares subscribed                  144,947,180          185,987,628
 Net asset value of shares issued to
    shareholders in reinvestment of dividends           4,234,208            7,083,268
 Cost of shares reacquired                            (68,569,654)        (136,481,278)
                                                  -----------------    -----------------
 Net increase in net assets from Fund share
 transactions                                          80,611,734           56,589,618
                                                  -----------------    -----------------
 Total increase                                        86,029,902           60,134,140
 NET ASSETS
 -----------------------------------------------------------------------------------
 Beginning of period                                  227,340,586          167,206,446
                                                  -----------------    -----------------
 End of period                                      $ 313,370,488        $ 227,340,586
                                                  -----------------    -----------------
                                                  -----------------    -----------------

                                              See Notes to Financial Statements.
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 21

Notes to Financial Statements
(Unaudited)
Dryden Short-Term Bond Fund, Inc. (the 'Fund'), formerly known as Prudential Short-Term Corporate Bond Fund, Inc. is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios--the Dryden Ultra Short-Bond Fund and the Dryden Short-Term Corporate Bond Fund (the 'Portfolio') formerly known as the Income Portfolio. The Portfolio's investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in bonds of corporations with maturities of six years or less. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.
NOTE 1. ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
Securities Valuation: The Board of Directors has authorized the use of an independent pricing service to determine valuations of U.S. Government and corporate obligations. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. Securities and assets for which market quotations are not readily available, are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Portfolio.
Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.
Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
22 Visit our website at www.jennisondryden.com

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.
The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.
Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.
Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 23

NOTE 2. AGREEMENTS
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other cost and expenses.
The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.
The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A,B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, for the six months ended June 30, 2003, respectively.
PIMS has advised the Portfolio that it received approximately $189,800 and $113,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, for the six months ended June 30, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
PIMS has advised the Portfolio that during the six months ended June 30, 2003, it received approximately $68,500 and $36,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
24 Visit our website at www.jennisondryden.com

PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. ('The Prudential').
The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended June 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds' pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal').The expiration date of the May 2003 renewal is April 30, 2004.
NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2003, the Fund incurred fees of approximately $139,800 for the services of PMFS. As of June 30, 2003, approximately $25,400 of such fees were due to PMFS.
The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Portfolio incurred approximately $15,000 in total networking fees of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $14,500 for the six months end June 30, 2003. As of June 30, 2003, approximately $3,000 of such fees were due to PSI. These amounts are included in transfer agent's fees and expense in the Statement of Operations.
Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest.
The Portfolio invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market fund registered under the Investment Company Act of 1940, as amended, and managed
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 25 by PI. For the six months ended June 30, 2003, the Portfolio earned income from the Series of approximately $57,400 by investing its excess cash.
NOTE 4. PORTFOLIO SECURITIES
Purchases and sales of investment securities, other than short-term investments,for the six months ended June 30, 2003, aggregated $188,819,993, and $107,411,444, respectively.
During the six months ended June 30, 2003, the Portfolio entered into financial futures contracts. Details of open contracts at June 30, 2003, are as follows:

                                                           VALUE AT        VALUE AT          UNREALIZED
NUMBER OF                               EXPIRATION           TRADE         JUNE 30,        APPRECIATION/
CONTRACTS            TYPE                  DATE              DATE            2003          (DEPRECIATION)
---------     -------------------    -----------------    -----------     -----------     ----------------
              Long Position:
   155        U.S. T-Notes 5 yr      Sep. 2003            $17,911,043     $17,844,375         $(66,668)
              Short Position:
    52        U.S. T-Notes 5 yr      Sep. 2003             11,269,240      11,247,438           21,802
                                                                                               -------
                                                                                              $(44,866)
                                                                                               -------
                                                                                               -------

NOTE 5. DISTRIBUTIONS AND TAX INFORMATION
For federal income tax purposes, the Portfolio had a capital loss carryforward at December 31, 2002 of approximately $10,254,000 of which $3,149,000 expires in 2004, $1,537,000 expires in 2007, $1,933,000 expires in 2008 and $3,635,000 expires in 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.
The United States federal income tax basis of the Portfolios investments and the net unrealized appreciation as of June 30, 2003 were as follows:

                                                                         TOTAL NET
    TAX BASIS                                                            UNREALIZED
  OF INVESTMENTS          APPRECIATION           DEPRECIATION           APPRECIATION
------------------     ------------------     ------------------     ------------------
   $297,887,933           $12,283,860              $422,799             $11,861,061

The difference between book and tax basis was primarily attributable to the treatment of discount amortization for book and tax purposes.
NOTE 6. CAPITAL
The Portfolio offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Class B shares are sold with a
26 Visit our website at www.jennisondryden.com contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. From December 17, 2001 to December 31, 2001, Class C shares were sold with no front-end sales charge and a contingent deferred sales charge of 1% during the first 12 months. As of January 2, 2002,Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 500 million authorized shares of $.01 par value common stock, divided into four classes for each portfolio, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 62,500,000 authorized shares for each portfolio.
Transactions in shares of common stock were as follows:

CLASS A                                                           SHARES         AMOUNT
-------------------------------------------------------------   ----------    ------------
Six months ended June 30, 2003:
Shares sold                                                      3,798,991    $ 44,064,042
Shares issued in reinvestment of dividends                         143,522       1,666,561
Shares reacquired                                               (2,749,846)    (31,859,653)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     1,192,667      13,870,950
Shares issued upon conversion from Class B                         148,619       1,739,062
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                    1,341,286    $ 15,610,012
                                                                ----------    ------------
                                                                ----------    ------------
Year ended December 31, 2002:
Shares sold                                                      6,149,509    $ 69,460,873
Shares issued in reinvestment of dividends                         296,422       3,349,235
Shares reacquired                                               (5,691,130)    (64,308,172)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                       754,801       8,501,936
Shares issued upon conversion from Class B                         246,396       2,787,044
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                    1,001,197    $ 11,288,980
                                                                ----------    ------------
                                                                ----------    ------------
CLASS B
-------------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                      1,947,106    $ 22,565,822
Shares issued in reinvestment of dividends                          74,105         860,648
Shares reacquired                                                 (765,142)     (8,886,472)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     1,256,069      14,539,998
Shares reacquired upon conversion into Class A                    (148,619)     (1,739,062)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                    1,107,450    $ 12,800,936
                                                                ----------    ------------
                                                                ----------    ------------

    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 27

CLASS B                                                           SHARES         AMOUNT
-------------------------------------------------------------   ----------    ------------
Year ended December 31, 2002:
Shares sold                                                      3,830,530    $ 43,259,906
Shares issued in reinvestment of dividends                         110,429       1,247,790
Shares reacquired                                               (1,388,523)    (15,672,986)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     2,552,436      28,834,710
Shares reacquired upon conversion into Class A                    (246,290)     (2,787,044)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                    2,306,146    $ 26,047,666
                                                                ----------    ------------
                                                                ----------    ------------
CLASS C
-------------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                      3,287,658    $ 37,957,380
Shares issued in reinvestment of dividends                          73,023         848,235
Shares reacquired                                               (1,033,617)    (11,981,208)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                    2,327,064    $ 26,824,407
                                                                ----------    ------------
                                                                ----------    ------------
Year ended December 31, 2002:
Shares sold                                                      2,599,351    $ 29,353,268
Shares issued in reinvestment of dividends                          92,514       1,045,211
Shares reacquired                                               (1,543,188)    (17,430,032)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                    1,148,677    $ 12,968,447
                                                                ----------    ------------
                                                                ----------    ------------
CLASS Z
-------------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                      3,468,502    $ 40,359,936
Shares issued in reinvestment of dividends                          73,696         858,764
Shares reacquired                                               (1,361,215)    (15,842,321)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                    2,180,983    $ 25,376,379
                                                                ----------    ------------
                                                                ----------    ------------
Year ended December 31, 2002:
Shares sold                                                      3,884,176    $ 43,913,581
Shares issued in reinvestment of dividends                         127,276       1,441,032
Shares reacquired                                               (3,445,370)    (39,070,088)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                      566,082    $  6,284,525
                                                                ----------    ------------
                                                                ----------    ------------

28 Visit our website at www.jennisondryden.com

Financial Highlights
-----------------------------------------------------------
- JUNE 30, 2003
- SEMIANNUAL REPORT
  Dryden Short-Term Bond Fund, Inc.
                          Dryden Short-Term Corporate Bond Fund
                                This is page 29.

Financial Highlights
(Unaudited)

                                                                          CLASS A
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $   11.51
                                                                           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                                         .23
 Net realized and unrealized gain (loss) on investment
    transactions                                                               .26
                                                                           -------
 Total from investment operations                                              .49
                                                                           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income                                         (.27)
                                                                           -------
 Total distributions                                                          (.27)
                                                                           -------
 Net asset value, end of period                                          $   11.73
                                                                           -------
                                                                           -------
 TOTAL RETURN(A):                                                             4.18%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                         $ 118,107
 Average net assets (000)                                                $ 107,620
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                  .87%(b)
    Expenses, excluding distribution and service (12b-1) fees                  .62%(b)
    Net investment income                                                     3.86%(b)
 For Class A, B, C and Z shares:
    Portfolio turnover rate                                                     40%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.
See Notes to Financial Statements.
30 Visit our website at www.jennisondryden.com

                                               CLASS A
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 -----------------------------------------------------------------------------------
     $  11.35             $  11.17             $  10.99             $  11.42             $  11.35
      -------               ------               ------               ------               ------
          .50                  .62                  .64                  .62                  .68
          .23                  .19                  .18                 (.43)                 .07
      -------               ------               ------               ------               ------
          .73                  .81                  .82                  .19                  .75
      -------               ------               ------               ------               ------
         (.57)                (.63)                (.64)                (.62)                (.68)
      -------               ------               ------               ------               ------
         (.57)                (.63)                (.64)                (.62)                (.68)
      -------               ------               ------               ------               ------
     $  11.51             $  11.35             $  11.17             $  10.99             $  11.42
      -------               ------               ------               ------               ------
      -------               ------               ------               ------               ------
         6.69%                7.40%                7.65%                1.72%                6.81%
     $100,436             $ 87,716             $ 72,467             $ 85,360             $ 85,213
      $91,136             $ 78,485             $ 76,619             $ 86,025             $ 73,382
         1.01%                1.05%                1.07%                1.02%                 .81%
          .76%                 .80%                 .82%                 .77%                 .71%
         4.50%                5.42%                5.77%                5.56%                5.98%
           92%                 243%                 171%                 168%                 301%

                                              See Notes to Financial Statements.
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 31

Financial Highlights
(Unaudited) Cont'd.

                                                                          CLASS B
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 11.51
                                                                           ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                                        .18
 Net realized and unrealized gain (loss) on investment
    transactions                                                              .27
                                                                           ------
 Total from investment operations                                             .45
                                                                           ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income                                        (.23)
                                                                           ------
 Total distributions                                                         (.23)
                                                                           ------
 Net asset value, end of period                                           $ 11.73
                                                                           ------
                                                                           ------
 TOTAL RETURN(A):                                                            3.82%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $68,370
 Average net assets (000)                                                 $63,008
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                1.62%(b)
    Expenses, excluding distribution and service (12b-1) fees                 .62%(b)
    Net investment income                                                    3.12%(b)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.
See Notes to Financial Statements.
32 Visit our website at www.jennisondryden.com

                                               CLASS B
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 -----------------------------------------------------------------------------------
     $  11.35             $  11.17             $  10.98             $  11.41             $  11.35
       ------               ------               ------               ------               ------
          .43                  .56                  .58                  .56                  .61
          .22                  .19                  .19                 (.43)                 .06
       ------               ------               ------               ------               ------
          .65                  .75                  .77                  .13                  .67
       ------               ------               ------               ------               ------
         (.49)                (.57)                (.58)                (.56)                (.61)
       ------               ------               ------               ------               ------
         (.49)                (.57)                (.58)                (.56)                (.61)
       ------               ------               ------               ------               ------
     $  11.51             $  11.35             $  11.17             $  10.98             $  11.41
       ------               ------               ------               ------               ------
       ------               ------               ------               ------               ------
         5.90%                6.86%                7.21%                1.21%                6.03%
     $ 54,335             $ 27,416             $ 14,950             $ 22,281             $ 39,694
     $ 39,427             $ 16,509             $ 17,787             $ 29,870             $ 56,913
         1.76%                1.55%                1.57%                1.52%                1.46%
          .76%                 .80%                 .82%                 .77%                 .71%
         3.72%                4.89%                5.26%                5.03%                5.36%

                                              See Notes to Financial Statements.
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 33

Financial Highlights
(Unaudited) Cont'd.

                                                                          CLASS C
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 11.51
                                                                           ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                                        .20
 Net realized and unrealized gain (loss) on investment
    transactions                                                              .26
                                                                           ------
 Total from investment operations                                             .46
                                                                           ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income                                        (.24)
                                                                           ------
 Total distributions                                                         (.24)
                                                                           ------
 Net asset value, end of period                                           $ 11.73
                                                                           ------
                                                                           ------
 TOTAL RETURN(A):                                                            3.94%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $67,631
 Average net assets (000)                                                 $60,165
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                1.37%(b)
    Expenses, excluding distribution and service (12b-1) fees                 .62%(b)
    Net investment income                                                    3.34%(b)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.
See Notes to Financial Statements.
34 Visit our website at www.jennisondryden.com

                                               CLASS C
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 -----------------------------------------------------------------------------------
     $  11.35             $  11.17              $10.98               $11.41               $11.35
       ------               ------               -----                -----                -----
          .45                  .56                 .58                  .57                  .61
          .23                  .19                 .19                 (.43)                 .06
       ------               ------               -----                -----                -----
          .68                  .75                 .77                  .14                  .67
       ------               ------               -----                -----                -----
         (.52)                (.57)               (.58)                (.57)                (.61)
       ------               ------               -----                -----                -----
         (.52)                (.57)               (.58)                (.57)                (.61)
       ------               ------               -----                -----                -----
     $  11.51             $  11.35              $11.17               $10.98               $11.41
       ------               ------               -----                -----                -----
       ------               ------               -----                -----                -----
         6.16%                6.87%               7.21%                1.21%                6.03%
     $ 39,581             $ 25,996              $1,698               $2,185               $1,507
     $ 31,593             $  5,252              $1,902               $1,767               $1,351
         1.51%                1.55%               1.57%                1.52%                1.46%
          .76%                 .80%                .82%                 .77%                 .71%
         4.00%                4.70%               5.27%                5.10%                5.36%

                                              See Notes to Financial Statements.
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 35

Financial Highlights
(Unaudited) Cont'd.

                                                                          CLASS Z
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 11.53
                                                                           ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                                        .24
 Net realized and unrealized gain (loss) on investment
    transactions                                                              .28
                                                                           ------
 Total from investment operations                                             .52
                                                                           ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income                                        (.29)
                                                                           ------
 Total distributions                                                         (.29)
                                                                           ------
 Net asset value, end of period                                           $ 11.76
                                                                           ------
                                                                           ------
 TOTAL RETURN(A):                                                            4.39%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $59,262
 Average net assets (000)                                                 $46,122
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                 .62%(b)
    Expenses, excluding distribution and service (12b-1) fees                 .62%(b)
    Net investment income                                                    3.96%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.
See Notes to Financial Statements.
36 Visit our website at www.jennisondryden.com

                                               CLASS Z
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 -----------------------------------------------------------------------------------
     $  11.37             $  11.19              $11.00               $11.42               $11.35
       ------               ------               -----                -----                -----
          .52                  .65                 .67                  .65                  .69
          .24                  .19                 .19                 (.42)                 .07
       ------               ------               -----                -----                -----
          .76                  .84                 .86                  .23                  .76
       ------               ------               -----                -----                -----
         (.60)                (.66)               (.67)                (.65)                (.69)
       ------               ------               -----                -----                -----
         (.60)                (.66)               (.67)                (.65)                (.69)
       ------               ------               -----                -----                -----
     $  11.53             $  11.37              $11.19               $11.00               $11.42
       ------               ------               -----                -----                -----
       ------               ------               -----                -----                -----
         6.95%                7.66%               8.01%                2.07%                6.92%
     $ 32,988             $ 26,079              $5,793               $4,029               $4,614
     $ 31,894             $ 11,166              $4,036               $2,833               $1,748
          .76%                 .80%                .82%                 .77%                 .71%
          .76%                 .80%                .82%                 .77%                 .71%
         4.73%                5.53%               6.06%                5.84%                6.03%

                                              See Notes to Financial Statements.
    Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund 37

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

MAIL                          TELEPHONE           WEBSITE
Gateway Center Three          (800) 225-1852      www.jennisondryden.com
100 Mulberry Street
Newark, NJ 07102-4077

DIRECTORS
David E.A. Carson - Robert F. Gunia - Robert E.
La Blanc - Douglas H. McCorkindale - Stephen P.
Munn - Richard A. Redeker - Judy A. Rice -
Robin B. Smith - Stephen D. Stoneburn - Clay T. Whitehead

OFFICERS
Judy A. Rice, President - Robert F. Gunia, Vice
President - Grace C. Torres, Treasurer -
Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary - Deborah A. Docs,
Secretary - Maryanne Ryan,
Anti-Money Laundering Compliance Officer

---------------------------------------------------------------------------
MANAGER                 Prudential Investments LLC   Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
---------------------------------------------------------------------------
INVESTMENT ADVISER      Prudential Investment        Gateway Center Two
                        Management, Inc.             100 Mulberry Street
                                                     Newark, NJ 07102
---------------------------------------------------------------------------
DISTRIBUTOR             Prudential Investment        Gateway Center Three
                        Management Services LLC      14th Floor
                                                     100 Mulberry Street
                                                     Newark, NJ 07102-4077
---------------------------------------------------------------------------
CUSTODIAN               State Street Bank            One Heritage Drive
                        and Trust Company            North Quincy, MA 02171
---------------------------------------------------------------------------
TRANSFER AGENT          Prudential Mutual Fund       PO Box 8098
                        Services LLC                 Philadelphia, PA 19101
---------------------------------------------------------------------------
INDEPENDENT AUDITORS  PricewaterhouseCoopers LLP     1177 Avenue of the
                                                     Americas
                                                     New York, NY 10036
---------------------------------------------------------------------------
LEGAL COUNSEL         Shearman & Sterling LLP        599 Lexington Avenue
                                                     New York, NY 10022
---------------------------------------------------------------------------

Dryden Short-Term Bond Fund, Inc.
Dryden Short-Term Corporate Bond Fund

Share Class         A          B          C          Z
Nasdaq              PBSMX      PSMBX      PIFCX      PIFZX
CUSIP               26248R602  26248R701  26248R800  26248R883

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2003 were not audited and, accordingly, no auditors' opinion is expressed on them.

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

JennisonDrydenMutualFunds

Dryden Short-Term Bond Fund, Inc.
Dryden Short-Term Corporate Bond Fund

Share Class            A            B           C          Z
Nasdaq                 PBSMX        PSMBX       PIFCX      PIFZX
CUSIP                  26248R602    26248R701   26248R800  26248R883

MF140E2 IFS-A083130

Dryden Short-Term Bond Fund, Inc.
Dryden Ultra Short Bond Fund

JUNE 30, 2003         SEMIANNUAL REPORT

                (GRAPHIC)


FUND TYPE             OBJECTIVE
Debt                  Current income consistent with low
                      volatility of principal
                      ---------------------------------------
                      This report is not authorized for
                      distribution to prospective investors unless preceded or accompanied by a current prospectus.

                      The views expressed in this report
                      and information about the Fund's
                      portfolio holdings are for the period covered by this report and are subject to change thereafter.

                      JennisonDryden is a service mark of
                      The Prudential Insurance Company
                      of America.

JennisonDrydenMutualFunds

Dear Shareholder,                        August 15, 2003

Stocks and bonds often move in opposite
directions. However, for a period during the spring of 2003, both markets in the United
States rallied in tandem. Recently, signs of stronger economic growth have helped sustain the rise in equities but weighed heavily on bonds. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.
Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you.
JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 1

Your Fund's Performance

Fund Objective
The Dryden Short-Term Bond Fund, Inc./Dryden
Ultra Short Bond Fund (the Fund) seeks current income consistent with low volatility of principal. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1 as of 6/30/03
                          Since Inception2        Since Inception2
                       (Without Sales Charges)  (With Sales Charges)
Class A                        0.59%                   -0.41%
Class B                        0.53                    -4.47
Class C                        0.48                    -0.52
Class Y                        0.54                     0.54
Class Z                        0.64                     0.64
Merrill Lynch 1-Year U.S.
Treasury Note Index3           0.44                     N/A
Lipper Ultra-Short Obligations
Funds Avg.4                    0.41                     N/A

Distributions and Yields1 as of 6/30/03
                         Total Distributions      30-Day
                        Paid Since Inception     SEC Yield
Class A                        $0.06               1.98%
Class B                        $0.04               1.26
Class C                        $0.03               1.31
Class Y                        $0.05               1.73
Class Z                        $0.06               2.24

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The Fund has been in existence for less than one year, therefore no average annual total returns are presented. Without the distribution and service
(12b-1) fee waiver of 0.05% and 0.25% for Class
A and Class Y shares respectively, the returns for these classes would have been lower. Class
A shares are subject to a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining
CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the
first six years respectively after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares redeemed within 18 months of purchase and a 12b-1 fee of 1%
annually. Class Y shares are subject to a 12b-1 fee of 0.75% annually. Under certain circumstances, Class Y shares may be eligible to convert to Class A shares. Class Z shares are not subject to a sales charge or 12b-1 fee.
The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates:
Class A, Class Y, and Class Z, 4/2/03; Class B,
4/16/03; and Class C, 4/27/03. 3The Merrill
Lynch 1-Year U.S. Treasury Note Index is an unmanaged index that comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding originally issued 2-Year Treasury Note that matures closest to one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end re-balancing date. 4The Lipper Ultra-Short
Obligations Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Ultra-Short
Obligations Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average

2 Visit our website at www.jennisondryden.com maturity between 91 days and 365 days.
Investors cannot invest directly in an index.
The returns for the Merrill Lynch 1-Year U.S.
Treasury Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issuers expressed as a percentage
of total investments as of 6/30/03
Federal National Mortgage Association               17.2%
Federal Home Loan Mortgage Corp.                     4.8
Residential Asset Securities Corp.                   2.5
Structured Asset Securities Corp.                    2.0
Kraft Foods, Inc.                                    1.6

Issuers are subject to change.


Portfolio Composition expressed as a percentage
of net assets as of 6/30/03
Corporates                                          47.1%
Mortgages                                           24.9
Money Market Instruments                            12.9
Asset-Backed Securities                             12.2
Commercial Mortgage-Backed Securities                1.0
Cash & Equivalents                                   1.9

Portfolio Composition is subject to change.


Credit Quality* expressed as a percentage of
net assets as of 6/30/03
U.S. Govt & Agency                                  22.4%
AAA                                                 13.6
AA                                                   8.3
A                                                   23.2
BBB                                                 30.3
BB                                                   0.3
Cash & Equivalents                                   1.9

*Source: Highest ratings between Moody's Investor Service
(Moody's) or Standard & Poor's Rating Service (S&P).
Credit Quality is subject to change.

Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 3

Portfolio of Investments
as of June 30, 2003 (Unaudited)

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
 LONG-TERM INVESTMENTS  70.4%
 ASSET BACKED SECURITIES  10.1%
 -----------------------------------------------------------------------------------
                               American General Mortgage Loan Trust,
                                Ser. 2003-1, Class A1,
 Aaa         $     3,666       1.155%, 4/25/33(c)                        $     3,663,808
                               Bank of America Lease Equipment Trust,
                                Ser. 2002-A, Class A3,
 Aaa               2,209       2.71%, 8/21/06                                  2,244,627
                               Bank One Issuance Trust,
                               Ser. 2002-C2, Class C2,
 Baa2                850       2.17%, 5/15/08(c)                                 851,138
                               Ser. 2002-C3, Class C3,
 Baa2              1,725       3.76%, 8/15/08                                  1,771,770
                               First USA Credit Card Master Trust,
                               Ser. 1998-4, Class C,
 BBB(b)            3,000       1.6075%, 3/18/08(c)                             2,970,082
                               Ser. 1999-1, Class C,
 BBB(b)            1,440       6.42%, 10/19/06                                 1,477,800
                               Fleet Credit Card Master Trust II,
                                Ser. 1999-C, Class C,
 BBB(b)            2,500       2.21%, 4/16/07(c)                               2,497,994
                               Household Mortgage Loan Trust,
                                Ser. 2002-HC1, Class M,
 Aa2               2,150       1.7538%, 5/20/32(c)                             2,150,951
                               Navistar Financial Corp. Owner Trust,
                                Ser. 2003-A, Class A3,
 Aaa               4,000       1.73%, 2/15/07                                  4,001,234
                               Residential Asset Mortgage Products, Inc.,
                                Ser. 2003-RS4, Class AI1,
 Aaa               3,933       1.125%, 11/25/20(c)                             3,929,489
                               Residential Asset Securities Corp.,
                               Ser. 2002-KS5, Class AIB2,
 Aaa               3,755       2.47%, 8/25/22                                  3,764,402
                               Ser. 2003-KS4, Class AI1,
 Aaa               6,032       1.115%, 11/20/20(c)                             6,026,509
                               Vanderbilt Mortgage Finance, Ser. 2000-B,
                                Class IA3,
 Aaa               1,400       8.255%, 5/7/17                                  1,513,815
                               WFS Financial Owner Trust, Ser. 2003-2,
                                Class A3,
 Aaa               4,000       1.76%, 1/21/08                                  4,016,606
                                                                         ---------------
                               Total asset backed securities
                                (cost $40,836,783)                            40,880,225
                                                                         ---------------

See Notes to Financial Statements.
4 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
 COLLATERALIZED MORTGAGE OBLIGATIONS  11.1%
 -----------------------------------------------------------------------------------
                               Federal Home Loan Mortgage Corp.,
                               Ser. 2043, Class CH,
 Aaa         $     1,990       6.00%, 8/15/26                            $     2,007,978
                               Ser. 2304, Class PG,
 Aaa               3,554       6.50%, 3/15/30                                  3,618,331
                               Ser. 2412, Class AP,
 Aaa                 280       6.00%, 2/15/32                                    280,588
                               Ser. 2419, Class DA,
 Aaa                 991       5.50%, 6/15/08                                    993,803
                               Ser. 2528, Class KL,
 Aaa                 980       5.50%, 11/15/22                                   984,552
                               Ser. 2544, Class T,
 Aaa               3,001       5.50%, 12/15/32                                 3,008,558
                               Ser. 2586, Class LM,
 Aaa                 949       3.75%, 3/15/33                                    949,007
                               Ser. 2595, Class KZ,
 Aaa               2,917       5.50%, 4/15/23                                  2,921,216
                               Ser. T-56, Class A1A,
 Aaa               4,310       1.863%, 10/25/30                                4,313,974
                               Federal National Mortgage Association,
                               Ser. 2003-24, Class ZY,
 Aaa               1,492       5.50%, 11/25/27                                 1,499,176
                               Ser. 2003-26, Class JC,
 Aaa                 739       5.00%, 4/25/33                                    740,290
                               Ser. 2003-38, Class WZ,
 Aaa               2,963       5.00%, 5/25/18                                  2,986,116
                               Ser. 2003-41, Class ZA,
 Aaa               2,527       5.50%, 11/25/31                                 2,529,310
                               Merrill Lynch Mortgage Investors, Inc.,
                                Ser. 2003-C, Class A1,
 Aaa               4,000       1.3575%, 6/25/28(c)                             4,000,000
                               Structured Asset Securities Corp.,
                               Ser. 2002-1A, Class 2A1,
 Aaa               4,011       2.773%, 2/25/32(c)                              4,010,846
                               Ser. 2003-18XS, Class A1,
 Aaa               3,902       1.62%, 6/25/33                                  3,900,239

                                              See Notes to Financial Statements.
              Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 5

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Washington Mutual, Inc.,
                               Ser. 2003-AR5, Class A3,
 Aaa         $     3,000       3.112%, 6/25/33(c)                        $     3,016,875
                               Ser. 2003-AR6, Class A1,
 Aaa               2,978       4.39%, 6/25/33(c)                               3,039,627
                                                                         ---------------
                               Total collateralized mortgage obligations
                                (cost $44,766,959)                            44,800,486
                                                                         ---------------
 COMMERCIAL MORTGAGE BACKED SECURITIES  1.0%
 -----------------------------------------------------------------------------------
                               LB-UBS Commercial Mortgage Trust,
                                Ser. 2003-C3, Class A1,
                               2.599%, 5/15/27
 Aaa               3,977        (cost $3,997,229)                              3,991,912
 CORPORATE BONDS  32.5%
 -----------------------------------------------------------------------------------
                               AEP Texas Central Co.,
 Baa2              1,000       3.00%, 2/15/05                                  1,013,983
                               Alcoa, Inc., Ser. B,
 A2                3,500       6.125%, 6/15/05                                 3,800,345
                               Altria Group, Inc.,
 Baa2                400       6.95%, 6/1/06                                     430,562
                               Anadarko Petroleum Corp.,
 Baa1              1,000       5.375%, 3/1/07                                  1,094,263
                               AOL Time Warner, Inc., Gtd.,
 Baa1              1,250       6.125%, 4/15/06                                 1,366,808
                               AT&T Corp., Senior Note,
 Baa2              1,000       7.00%, 11/15/06                                 1,112,207
                               AT&T Wireless Services, Inc., Senior Note,
 Baa2              1,250       6.875%, 4/18/05                                 1,352,149
                               Bank of America Corp., Senior Note,
 Aa2               2,400       6.375%, 5/15/05                                 2,612,534
                               Bank One Corp.,
 Aa3               3,020       6.50%, 2/1/06                                   3,352,499
                               BCH Cayman Islands, Ltd., Gtd.,
 A2                1,000       6.50%, 2/15/06                                  1,092,028
                               Bristol-Myers Squibb Co.,
 A1                  620       4.75%, 10/1/06                                    667,323
                               British Telecom PLC,
 Baa1              1,000       7.875%, 12/15/05                                1,138,840
                               Burlington Resources Finance Co.,
 Baa1                690       5.60%, 12/1/06                                    762,415

See Notes to Financial Statements.
6 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Capital One Bank,
 Baa2        $       290       6.50%, 7/30/04                            $       300,986
                               Senior Note,
 Baa2                820       6.875%, 2/1/06                                    879,890
                               Carnival PLC,
 Baa3                330       7.30%, 6/1/07                                     367,074
                               Cendant Corp.,
 Baa1                800       6.875%, 8/15/06                                   894,838
                               CenturyTel, Inc., Senior Note, Ser. C,
 Baa2                240       6.55%, 12/1/05                                    264,696
                               ChevronTexaco Corp.,
 Aa3               1,000       Zero Coupon, 11/17/05                             939,833
                               Citigroup Inc.,
 Aa1               3,000       4.125%, 6/30/05                                 3,145,461
                               Citizens Communications Co.,
 Baa2              1,200       8.50%, 5/15/06                                  1,391,773
                               Clear Channel Communications, Inc., Senior
                                Notes,
 Baa3              1,000       6.00%, 11/1/06                                  1,095,021
                               Coca-Cola Enterprises, Inc.,
 A2                1,000       5.25%, 5/15/07                                  1,091,106
                               Comcast Cable Communications, Inc., Senior
                                Note,
 Baa3              2,500       6.375%, 1/30/06                                 2,728,105
                               Computer Associates International, Inc.,
                                Ser. B, Senior Note,
 Baa2                500       6.375%, 4/15/05                                   530,000
                               ConAgra Foods, Inc.,
 Baa1              1,250       7.50%, 9/15/05                                  1,393,933
                               ConocoPhillips, Gtd.,
 A3                2,000       3.625%, 10/15/07                                2,076,764
                               Consumers Energy Co., First Mtge.,
 Baa3                600       6.25%, 9/15/06                                    666,146
                               Cox Communications, Inc.,
 Baa2              1,500       7.50%, 8/15/04                                  1,592,022
                               Credit Suisse First Boston USA, Inc.,
 Aa3               1,200       5.875%, 8/1/06                                  1,327,385
                               CSX Corp.,
 Baa2                865       7.45%, 5/1/07                                   1,006,960
                               CVS Corp.,
 A2                2,000       3.875%, 11/1/07                                 2,072,936
                               DaimlerChrysler North America Holding,
                                Inc., Gtd.,
 A3                1,200       6.90%, 9/1/04                                   1,257,816

                                              See Notes to Financial Statements.
              Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 7

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Deutsche Telekom International Finance BV,
                                Gtd.,
 Baa3        $     1,200       8.25%, 6/15/05                            $     1,338,154
                               Diageo Capital PLC,
 A2                1,000       3.50%, 11/19/07                                 1,029,162
                               Dominion Resources, Inc.,
 Baa1              2,500       2.80%, 2/15/05                                  2,532,987
                               DTE Energy Co., Senior Note,
 Baa2              1,250       6.45%, 6/1/06                                   1,390,745
                               Eastman Chemical Co.,
 Baa2                500       3.25%, 6/15/08                                    493,911
                               Electronic Data Systems Corp.,
 Baa3                750       6.85%, 10/15/04                                   785,625
                               ERAC USA Finance Co.,
 Baa1              1,000       8.25%, 5/1/05                                   1,103,808
                               FirstEnergy Corp., Ser. A,
 Baa2              1,250       5.50%, 11/15/06                                 1,339,986
                               Ford Motor Credit Co.,
 A3                1,000       6.70%, 7/16/04                                  1,038,329
                               France Telecom SA,
 Baa3              1,200       8.70%, 3/1/06                                   1,368,805
                               Fred Meyer, Inc., Gtd.,
 Baa3              2,500       7.375%, 3/1/05                                  2,699,937
                               General Dynamics Corp.,
 A2                3,000       2.125%, 5/15/06                                 3,040,353
                               General Electric Capital Corp., Ser. A,
                                M.T.N.,
 Aaa               3,300       2.85%, 1/30/06(a)                               3,375,870
                               General Mills, Inc.,
 Baa2              1,000       3.875%, 11/30/07                                1,047,658
                               General Motors Acceptance Corp.,
 A3                1,000       4.50%, 7/15/06                                  1,004,770
 A3                1,250       6.75%, 1/15/06                                  1,327,052
                               Harrah's Operating, Inc.,
 Baa3                850       7.125%, 6/1/07                                    961,464
                               HCA, Inc.,
 Ba1               1,075       6.91%, 6/15/05                                  1,140,458
                               Hewlett-Packard Co.,
 A3                1,000       7.15%, 6/15/05                                  1,105,813
                               Honeywell International, Inc.,
 A2                1,000       5.125%, 11/1/06                                 1,091,579
                               Household Finance Corp., M.T.N.,
 A1                1,500       3.375%, 2/21/06                                 1,553,652

See Notes to Financial Statements.
8 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               International Business Machines Corp.,
 A1          $     2,000       4.875%, 10/1/06                           $     2,173,506
                               International Lease Finance Corp.,
 A1                1,000       2.95%, 5/23/06                                  1,005,032
                               International Paper Co.,
 Baa2              1,200       8.125%, 7/8/05                                  1,337,869
                               J.P. Morgan Chase & Co., Senior Note,
 A1                1,200       5.625%, 8/15/06                                 1,318,016
                               John Deere Capital Corp.,
 A3                1,000       4.50%, 8/22/07                                  1,064,067
                               Ser. D, M.T.N.,
 A3                1,675       3.125%, 12/15/05                                1,723,389
                               Kellogg Co., Ser. B,
 Baa2              1,200       6.00%, 4/1/06                                   1,322,903
                               Kerr-McGee Corp., Gtd.,
 Baa3              1,200       5.375%, 4/15/05                                 1,262,446
                               Kraft Foods, Inc.,
 A3                2,750       4.625%, 11/1/06                                 2,920,723
                               Lehman Brothers Holdings, Inc.,
 A2                2,500       6.25%, 5/15/06(a)                               2,793,035
                               Maytag Corp., Ser. D, M.T.N.,
 Baa2                750       6.875%, 3/31/06                                   829,828
                               MBNA America Bank, Senior Note,
 Baa1                500       7.75%, 9/15/05                                    557,351
                               Morgan Stanley,
 Aa3               2,500       6.10%, 4/15/06(a)                               2,752,232
                               Motorola, Inc.,
 Baa2                400       6.75%, 2/1/06                                     436,000
                               Newell Rubbermaid, Inc.,
 Baa1                770       2.00%, 5/1/05                                     772,054
                               Pacific Bell, Deb.,
 A1                2,000       6.875%, 8/15/06                                 2,273,032
                               Pepco Holdings, Inc.,
 Baa1              1,600       2.08%, 11/15/04(c)                              1,599,624
                               Petroleos Mexicanos,
 Baa1              2,000       6.50%, 2/1/05                                   2,125,000
                               PSE&G Power LLC, Gtd.,
 Baa1              1,000       6.875%, 4/15/06                                 1,115,444
                               Quest Diagnostics, Inc., Gtd.,
 Baa3                600       6.75%, 7/12/06                                    672,040
                               Raytheon Co.,
 Baa3              1,250       6.50%, 7/15/05                                  1,358,836

                                              See Notes to Financial Statements.
              Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 9

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               Santander Finance Issuances,
 A2          $       800       7.00%, 4/1/06                             $       893,940
                               Simon Property Group LP,
 Baa2                965       6.75%, 6/15/05                                  1,048,035
                               Sprint Capital Corp., Gtd.,
 Baa3              1,250       7.125%, 1/30/06                                 1,368,034
                               Target Corp.,
 A2                1,000       5.50%, 4/1/07                                   1,098,969
                               Telefonica Europe BV,
 A3                1,000       7.35%, 9/15/05                                  1,116,476
                               Telus Corp.,
 Ba1                 800       7.50%, 6/1/07                                     892,000
                               Tenet Healthcare Corp., Senior Note,
 Ba3                 400       5.375%, 11/15/06                                  384,000
                               The Bear Stearns Cos., Inc.,
 A2                1,000       3.00%, 3/30/06                                  1,025,851
                               The Boeing Co., Deb.,
 A2                1,000       8.10%, 11/15/06                                 1,166,546
                               The Hartford Financial Services Group,
                                Inc.,
 A3                2,650       2.375%, 6/1/06                                  2,647,676
                               The Walt Disney Co.,
 Baa1              1,250       7.30%, 2/8/05                                   1,357,476
                               Unilever NV, Ser. E, Gtd., M.T.N.,
 A1                1,200       6.625%, 6/20/05                                 1,311,160
                               Union Pacific Corp.,
 Baa3              1,200       7.60%, 5/1/05                                   1,322,144
                               USX Corp.,
 Baa1                555       6.65%, 2/1/06                                     617,568
                               Verizon Global Funding Corp.,
 A2                1,000       6.125%, 6/15/07                                 1,125,693
                               Verizon Wireless Capital LLC,
 A3                1,200       5.375%, 12/15/06                                1,318,013
                               Viacom, Inc., Gtd.,
 A3                2,000       6.40%, 1/30/06                                  2,219,822
                               Vodafone Group Plc,
 A2                1,000       7.625%, 2/15/05                                 1,094,973
                               Waste Management, Inc.,
 Baa3              1,000       7.00%, 10/15/06                                 1,130,654
                               Weyerhaeuser Co.,
 Baa2              1,250       5.50%, 3/15/05                                  1,322,403
                                                                         ---------------
                               Total corporate bonds
                                (cost $130,088,525)                          131,462,679
                                                                         ---------------

See Notes to Financial Statements.
10 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
 MORTGAGE BACKED SECURITIES  3.5%
 -----------------------------------------------------------------------------------
                               Federal National Mortgage Association,
             $     5,000       4.00%, 7/1/10                             $     5,149,490
                   4,639       6.00%, 9/1/17                                   4,842,408
                   1,102       6.50%, 6/1/16                                   1,162,382
                               Government National Mortgage Association,
                     999       5.50%, 5/15/33                                  1,042,844
                   1,753       5.50%, 6/15/33                                  1,828,757
                                                                         ---------------
                               Total mortgage backed securities
                                (cost $14,016,705)                            14,025,881
                                                                         ---------------
 U.S. GOVERNMENT AGENCY SECURITIES  12.2%
 -----------------------------------------------------------------------------------
                               Federal National Mortgage Association,
                   6,885       3.358%, 3/1/33(c)                               7,024,456
                   5,763       4.10%, 5/1/33(c)                                5,879,041
                   3,970       4.21%, 4/1/33(c)                                4,079,295
                   3,991       4.257%, 5/1/33(c)                               4,146,019
                   5,423       4.451%, 2/1/33(c)                               5,609,805
                   5,932       4.598%, 3/1/33(c)                               6,069,096
                   5,327       4.715%, 12/1/32(c)                              5,523,938
                   2,833       4.929%, 12/1/32(c)                              2,931,835
                   4,000       5.173%, 7/1/33(c)                               4,132,500
                   3,615       5.50%, 4/1/18                                   3,755,146
                                                                         ---------------
                               Total U.S. government agency securities
                                (cost $49,081,419)                            49,151,131
                                                                         ---------------
                               Total long-term investments
                                (cost $282,787,620)                          284,312,314
                                                                         ---------------
 SHORT-TERM INVESTMENTS  27.5%
 CORPORATE BONDS  26.7%
 -----------------------------------------------------------------------------------
                               Ace Ina Holdings, Inc.,
 A3                1,000       1.40%, 7/16/03                                    999,417
                               American Honda Finance Corp., M.T.N.,
 A1                1,750       1.42%, 10/10/03                                 1,754,958
                               AOL Time Warner, Inc.,
 Baa1              3,000       1.40%, 7/21/03                                  2,997,667
                               Autoliv AB,
 BBB+(b)           2,618       1.12%, 9/12/03                                  2,617,998

                                              See Notes to Financial Statements.
             Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 11

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               BAE Systems PLC,
 Baa1        $     3,000       1.60%, 7/25/03                            $     2,996,800
                               Boeing Capital Corp., Senior Note, M.T.N.,
 A3                2,000       1.1175%, 9/17/03                                1,998,626
                               Campbell Soup Co.,
 A3                2,500       1.28%, 8/7/03                                   2,496,784
                               Caterpillar Financial Services Corp., Ser.
                                F, M.T.N.,
 A2                1,000       1.43%, 9/8/03                                   1,000,652
                               CIT Group, Inc.,
 A2                2,400       7.50%, 11/14/03                                 2,451,041
                               Countrywide Funding Corp., M.T.N.,
 A3                  700       1.53%, 7/14/03                                    700,423
                               Cox Enterprises, Inc.,
 Baa1              2,000       1.15%, 7/25/03                                  1,998,467
                               CSX Corp.,
 Baa2                350       1.15%, 8/8/03                                     349,575
                               DaimlerChrysler North America Holding,
                                Inc.,
 A3                1,500       1.31%, 9/29/03                                  1,500,000
                               Ser. C, Gtd., M.T.N.,
 A3                1,200       1.50875%, 8/21/03                               1,199,889
                               Eastman Kodak Co.,
 Baa1              1,435       1.37%, 7/29/03                                  1,433,471
                               M.T.N.,
 Baa1              2,500       1.84%, 8/8/03                                   2,500,275
                               EOP Operating LP,
 Baa1              2,500       7.375%, 11/15/03                                2,550,040
                               ERAC USA Finance Co.,
 Baa1              2,500       6.95%, 3/1/04                                   2,582,920
                               Ford Motor Credit Co.,
 A3                3,500       1.31%, 9/19/03                                  3,499,994
                               General Motors Acceptance Corp.,
 A3                2,000       1.39%, 8/18/03                                  1,999,076
                               M.T.N.,
 A3                1,000       1.63%, 8/4/03                                     999,799
                               Hanson Finance America, Inc.,
 NR                2,706       1.40%, 8/18/03(b)                               2,701,039
                               ITT Corp.,
 Ba1               1,000       6.75%, 11/15/03                                 1,010,000
                               ITT Industries, Inc.,
 Baa1              2,939       1.10%, 7/25/03                                  2,936,845
 Baa1                284       1.35%, 7/7/03                                     283,936

See Notes to Financial Statements.
12 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               J.P.Morgan Chase & Co.,
 A1          $     2,000       1.56%, 8/20/03                            $     2,005,746
                               John Deere Capital Corp.,
 A3                2,000       1.16%, 8/8/03                                   1,997,551
                               M.T.N.,
 A3                  724       1.25%, 7/25/03                                    723,397
                               Johnson Controls, Inc.,
 A2                2,000       1.89%, 8/13/03                                  2,002,692
                               KeySpan Corp.,
 A3                2,791       1.22%, 9/26/03                                  2,790,994
                               Kraft Foods, Inc.,
 A3                3,300       1.70%, 9/4/03                                   3,299,985
                               May Department Stores Co.,
 Baa1              2,500       1.29%, 7/22/03                                  2,498,184
                               Maytag Corp.,
 Baa2              3,605       1.12%, 7/16/03                                  3,603,318
                               Merrill Lynch & Co., Inc., M.T.N.,
 Aa3               3,500       1.55%, 8/4/03                                   3,505,446
                               Mississippi Power Co., Senior Note, Ser.
                                D,
 Aa3               2,700       1.28%, 9/12/03                                  2,701,450
                               National City Bank of Indiana, Ser. 1,
 Aa3               5,000       1.0687%, 7/30/03                                4,997,595
                               News America, Inc., Gtd.,
 Baa3              1,500       6.703%, 5/21/04                                 1,555,680
                               Pepco Holdings, Inc.,
 Baa1              1,795       1.35%, 7/18/03                                  1,793,856
                               PepsiAmericas, Inc.,
 Baa1              1,350       6.00%, 5/1/04                                   1,401,833
                               Safeway, Inc.,
 Baa2                483       1.22%, 9/2/03                                     482,999
                               Sears Roebuck Acceptance Corp.,
 Baa1              1,595       1.33%, 9/25/03                                  1,595,000
                               M.T.N.,
 Baa1                280       4.07%, 8/26/03                                    282,175
                               The Bear Stearns Cos., Inc.,
 A2                1,000       1.4175%, 9/22/03                                1,003,298
                               The Dow Chemical Co.,
 A3                1,850       5.25%, 5/14/04                                  1,898,698
                               The Goldman Sachs Group, Inc., Ser. E,
                                M.T.N.,
 Aa3               2,400       7.50%, 1/28/05                                  2,622,516
                               The Hartford Financial Services Group,
                                Inc.,
 A3                3,000       1.05%, 8/15/03                                  2,996,062

                                              See Notes to Financial Statements.
             Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 13

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
             PRINCIPAL
 MOODY'S     AMOUNT
 RATING      (000)             DESCRIPTION                                VALUE (NOTE 1)
                               U.S. Bank of North America,
 Aa2         $     4,000       1.23%, 7/14/03(c)                         $     4,000,532
                               VW Credit, Inc., M.T.N.,
 A1                3,000       1.28%, 9/15/03                                  3,002,205
                               Washington Mutual Bank,
 A2                2,400       1.59%, 8/18/03                                  2,404,870
                               Wellpoint Health Network,
 Baa1              3,000       1.21%, 8/15/03                                  2,995,462
                               Wisconsin Energy Corp.,
 Aa1                 327       1.15%, 8/13/03                                    326,551
                               Wyeth,
 A3                2,000       5.875%, 3/15/04                                 2,062,076
                                                                         ---------------
                               Total corporate bonds
                                (cost $108,096,335)                          108,109,863
                                                                         ---------------
             SHARES
             -----------
 MONEY MARKET FUND  0.8%
 -----------------------------------------------------------------------------------
                               Prudential Core Investment Fund - Taxable
                                Money Market Series (Note 3)
               3,184,625        (cost $3,184,625)                              3,184,625
                                                                         ---------------
                               Total short-term investments
                                (cost $111,280,960)                          111,294,488
                                                                         ---------------
                               TOTAL INVESTMENTS  97.9%
                                (COST $394,068,580; NOTE 5)                  395,606,802
                               Other assets in excess of
                                liabilities  2.1%                              8,365,931
                                                                         ---------------
                               NET ASSETS  100%                          $   403,972,733
                                                                         ---------------
                                                                         ---------------

------------------------------
The following abbreviations are used in the portfolio descriptions:
LP--Limited Partnership.
LLC--Limited Liability Company.
M.T.N.--Medium Term Note.
NR--Not Rated by Moody's or Standard Poor's.
* The Fund's current Prospectus contains a description of Moody's and Standard & Poor's rating.
(a) Segregated as collateral for financial futures contracts.
(b) Standard & Poor's rating.
(c) Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2003.
See Notes to Financial Statements.
14 Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of June 30, 2003 was as follows:

Finance............................................................   30.4%
U.S. Government Securities.........................................   22.3
Banks..............................................................    5.0
Electrical Utilities...............................................    3.6
Food Products & Services...........................................    3.5
Media & Entertainment..............................................    3.1
Auto--Cars & Trucks................................................    2.9
Oil & Gas..........................................................    2.9
Consumer Products..................................................    2.3
Retail.............................................................    2.2
Aerospace/Defense..................................................    2.1
Telecommunication Services.........................................    2.1
Insurance..........................................................    1.4
Diversified Manufacturing Operations...............................    1.3
Telephones.........................................................    1.2
Cable & Pay Television Systems.....................................    1.1
Computers..........................................................    1.1
Healthcare Providers & Services....................................    1.1
Cellular Communications............................................    1.0
Beverages..........................................................    0.9
Metals.............................................................    0.9
Drugs & Medical Supplies...........................................    0.8
Money Market.......................................................    0.8
Transportation--Road & Rail........................................    0.7
Chemicals..........................................................    0.6
Hotel & Leisure....................................................    0.6
Paper & Packaging..................................................    0.6
Real Estate........................................................    0.6
Real Estate Investment Trust.......................................    0.3
Waste Management...................................................    0.3
Commercial Services................................................    0.2
                                                                     -----
                                                                      97.9
Other assets in excess of liabilities..............................    2.1
                                                                     -----
                                                                     100.0%
                                                                     -----
                                                                     -----
                                              See Notes to Financial Statements.
             Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 15

Statement of Assets and Liabilities

as of June 30, 2003 (Unaudited)

 ASSETS
 -----------------------------------------------------------------------------------
 Investments, at value (cost $394,068,580)                                $395,606,802
 Cash                                                                          121,475
 Receivable for Fund shares sold                                            17,139,471
 Interest receivable                                                         2,493,044
 Dividends receivable                                                              561
                                                                          ------------
 TOTAL ASSETS                                                             $415,361,353
 LIABILITIES
 -----------------------------------------------------------------------------------
 Payable for Fund shares reacquired                                       $  7,583,615
 Payable for investments purchased                                           3,149,230
 Dividends payable                                                             311,525
 Distribution fee payable                                                      124,764
 Due to broker - variation margin                                              121,084
 Management fee payable                                                         91,836
 Accrued expenses                                                                6,566
                                                                          ------------
 TOTAL LIABILITIES                                                          11,388,620
                                                                          ------------
 NET ASSETS                                                               $403,972,733
                                                                          ------------
                                                                          ------------
 -----------------------------------------------------------------------------------
 Net assets were comprised of:
    Common stock, at par                                                  $     40,366
    Paid-in capital in excess of par                                       403,784,576
                                                                          ------------
                                                                           403,824,942
    Accumulated net investment loss                                           (582,098)
    Accumulated net realized loss on investments                              (894,164)
    Net unrealized appreciation on investments                               1,624,053
                                                                          ------------
 NET ASSETS, JUNE 30, 2003                                                $403,972,733
                                                                          ------------
                                                                          ------------

 CLASS A
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($74,228,848 / 7,416,931 shares of common stock issued and outstanding)       $10.01
                                                                               ------
                                                                               ------
 CLASS B
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($1,791,450 / 178,873 shares of common stock issued and outstanding)          $10.02
                                                                               ------
                                                                               ------
 CLASS C
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($256,392 / 25,600 shares of common stock issued and outstanding)             $10.02
                                                                               ------
                                                                               ------
 CLASS Y
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($285,498,067 / 28,528,419 shares of common stock issued and outstanding)     $10.01
                                                                               ------
                                                                               ------
 CLASS Z
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($42,197,976 / 4,216,375 shares of common stock issued and outstanding)       $10.01
                                                                               ------
                                                                               ------

See Notes to Financial Statements.
16 Visit our website at www.jennisondryden.com

Statement of Operations

April 2(a) Through June 30, 2003 (Unaudited)

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Income
 Interest                                                               $ 1,718,892
 Dividends                                                                  106,625
                                                                           --------
                                                                          1,825,517
                                                                           --------
 Expenses
 Management fee                                                             228,835
 Distribution fee--Class A                                                   32,419
 Distribution fee--Class B                                                    2,360
 Distribution fee--Class C                                                      195
 Distribution fee--Class Y                                                  274,705
 Reports to shareholders                                                     33,000
 Registration fees                                                           31,000
 Transfer agent's fees and expenses                                          29,000
 Custodian's fees and expenses                                               29,000
 Legal fees and expenses                                                     20,000
 Audit fees                                                                  10,000
 Directors' fees                                                              3,000
 Miscellaneous                                                                8,732
                                                                           --------
 TOTAL EXPENSES                                                             702,246
                                                                           --------
 NET INVESTMENT INCOME                                                    1,123,271
                                                                           --------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 -----------------------------------------------------------------------------------
 Net realized loss on:
    Investment transactions                                                 (99,826)
    Financial futures contracts                                            (794,338)
                                                                           --------
                                                                           (894,164)
                                                                           --------
 Net change in unrealized appreciation on:
    Investments                                                           1,538,222
    Financial futures contracts                                              85,831
                                                                           --------
                                                                          1,624,053
                                                                           --------
 Net gain on investments                                                    729,889
                                                                           --------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 1,853,160
                                                                           --------
                                                                           --------

------------------------------
(a) Commencement of operations.
                                              See Notes to Financial Statements.
             Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 17

Statement of Changes in Net Assets

For the Period April 2, 2003 through June 30, 2003 (Unaudited)

-----------------------------------------------------------------------------------
                                                                         APRIL 2(A)
                                                                           THROUGH
                                                                        JUNE 30, 2003
 INCREASE (DECREASE) IN NET ASSETS
 -----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                                  $  1,123,271
 Net realized loss on investment transactions                               (894,164)
 Net change in unrealized appreciation on investments                      1,624,053
                                                                        -------------
 Net increase in net assets resulting from operations                      1,853,160
                                                                        -------------
 DIVIDENDS FROM NET INVESTMENT INCOME (NOTE 1)
 Class A                                                                    (310,292)
 Class B                                                                      (4,691)
 Class C                                                                        (545)
 Class Y                                                                  (1,175,643)
 Class Z                                                                    (214,198)
                                                                        -------------
                                                                          (1,705,369)
                                                                        -------------
 FUND SHARE TRANSACTIONS (NET OF SHARE CONVERSIONS) (NOTE 6)
 Net proceeds from shares sold                                           471,561,185
 Net asset value of shares issued to shareholders in reinvestment of
 dividends                                                                 1,132,390
 Cost of shares reacquired                                               (68,868,633)
                                                                        -------------
 Net increase in net assets from Fund share transactions                 403,824,942
                                                                        -------------
 Total increase                                                          403,972,733
 NET ASSETS
 Beginning of period                                                               0
                                                                        -------------
 End of period                                                          $403,972,733
                                                                        -------------
                                                                        -------------

------------------------------
(a) Commencement of operations.
See Notes to Financial Statements.
18 Visit our website at www.jennisondryden.com

Notes to Financial Statements

(Unaudited)

Dryden Short-Term Bond Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios--the Dryden Ultra Short Bond Fund (the 'Portfolio') and the Dryden Short-Term Corporate Bond Fund, formerly known as the Prudential Short-Term Corporate Bond Fund. The Portfolio commenced operations on April 2, 2003. The Portfolio's investment objective is current income consistent with low volatility of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in debt securities other than preferred stock. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Securities Valuation: Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. Portfolio securities for which market quotations are readily available are valued at their bid quotations. Portfolio securities for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager or Subadviser (or Valuation Committee or Board) does not represent fair value (Fair Value Securities), are valued by the Valuation Committee or Board in consultation with the Manager or Subadviser.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a

             Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 19 daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund accretes discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

NOTE 2. AGREEMENTS

The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in

20 Visit our website at www.jennisondryden.com connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Fund's average daily net assets up to $1 billion and .55 of 1% of the Fund's average daily net assets in excess of $1 billion. PI has agreed to voluntarily waive a portion of the portfolio's management fee, which amounted to $228,835. Such amount represents .30 of 1% of average daily net assets, or $.01 cents per share for the period ended June 30, 2003. The portfolio is not required to reimburse PI for such waiver.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C, Y, and Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio's Class A, Class B, Class C, and Class Y shares, pursuant to plans of distribution, (the 'Class A, B, C, and Y Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, and Y Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, and .75 of 1%, of the average daily net assets of the Class A, B, C, and Y shares, respectively. Such expenses under the Plans were .25 of 1%, 1%, .75 of 1%, and .50 of 1% of the average daily net assets of the Class A, B, C, and Y shares, for the period ended June 30, 2003, respectively.

PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. ('The Prudential').

The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the period ended June 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as alternative source of funding for capital share redemptions. The expiration date of

             Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 21 the SCA is May 2, 2003. The Portfolio did not borrow any amounts pursuant to the SCA during the period ended June 30, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the period ended June 30, 2003, the Portfolio incurred fees of approximately $10,400 for the services of PMFS. As of June 30, 2003, approximately $5,600 of such fees were due to PMFS.

The fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Portfolio paid approximately $2,000 in total networking fees of which the amount paid to Prudential Securities, Inc.('PSI'), an affiliated of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $2,000 for the period end June 30, 2003. As of June 30, 2003, approximately $1,000 of such fees were due to PSI. These amounts are included in transfer agent's fees and expense in the Statement of Operations. Effective July 1, 2003, PSI became a division of Wachovia Securities LLC, of which, Prudential Financial holds a minority interest.

The Portfolio invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the period ended June 30, 2003, the Portfolio earned income from the Series of approximately $107,186 by investing its excess cash.

NOTE 4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the period ended June 30, 2003, aggregated $304,219,242, and $4,084,456, respectively.

22 Visit our website at www.jennisondryden.com

During the period ended June 30, 2003, the Portfolio entered into financial futures contracts. Details of open contracts at June 30, 2003 were as follows:

                                                           VALUE AT        VALUE AT          UNREALIZED
NUMBER OF                               EXPIRATION           TRADE         JUNE 30,        APPRECIATION/
CONTRACTS            TYPE                  DATE              DATE            2003          (DEPRECIATION)
---------     -------------------    -----------------    -----------     -----------     ----------------
              LONG POSITION:
     49       Eurodollar             Dec. 2004            $11,982,980     $12,012,350         $ 29,370
     14       U.S. T-Notes 10 yr     Sep. 2003              1,657,076       1,644,125          (12,951)
              SHORT POSITION:
     19       Eurodollar             Dec. 2003              4,693,420       4,696,563           (3,143)
    219       U.S. T-Notes 5 yr      Sep. 2003             25,302,534      25,212,375           90,159
    360       U.S. T-Notes 2 yr      Sep. 2003             77,849,271      77,866,875          (17,604)
                                                                                               -------
                                                                                              $ 85,831
                                                                                               -------
                                                                                               -------

NOTE 5. TAX INFORMATION

The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of June 30, 2003 were as follows:
                                                                   NET
    TAX BASIS                                                   UNREALIZED
  OF INVESTMENTS         APPRECIATION           DEPRECIATION   APPRECIATION
------------------  ------------------   ------------------  -----------------
   394,649,733            1,478,969               521,901         957,068

The difference between book and tax basis was primarily attributable to differences in the treatment of premium amortization for book and tax purposes.

NOTE 6. CAPITAL

The Fund offers Class A, Class B, Class C, Class Y and Class Z shares. Class A shares may be subject to a 1% contingent deferred sales charge for the first year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with no front-end sales charge and a contingent deferred sales charge of 1% during the first 18 months. Class Y shares convert to Class A shares when the value of a shareholder's Class Y shares reach $1 million or more. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Y and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

             Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 23

There are 250 million authorized shares of $.001 par value common stock, divided into five classes, which consists of 31,250,000 authorized shares of each of Class A, Class B, Class C and Class Z common stock and 125,000,000 shares of Class Y.

Transactions in shares of common stock were as follows:

CLASS A                                                          SHARES         AMOUNT
------------------------------------------------------------   ----------    ------------
Period ended June 30, 2003:
Shares sold                                                     9,188,728    $ 91,932,212
Shares issued in reinvestment of dividends                         20,934         209,626
Shares reacquired                                              (1,921,865)    (19,222,339)
                                                               ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    7,287,797      72,919,499
Shares issued upon conversion from Class Y                        129,134       1,293,925
                                                               ----------    ------------
Net increase (decrease) in shares outstanding                   7,416,931    $ 74,213,424
                                                               ----------    ------------
                                                               ----------    ------------
CLASS B
------------------------------------------------------------
Period ended June 30, 2003:
Shares sold                                                       191,217    $  1,914,763
Shares issued in reinvestment of dividends                            204           2,048
Shares reacquired                                                 (12,548)       (125,851)
                                                               ----------    ------------
Net increase (decrease) in shares outstanding                     178,873    $  1,790,960
                                                               ----------    ------------
                                                               ----------    ------------
CLASS C
------------------------------------------------------------
Period ended June 30, 2003:
Shares sold                                                        25,588    $    256,231
Shares issued in reinvestment of dividends                             12             125
Shares reacquired                                                      --              --
                                                               ----------    ------------
Net increase (decrease) in shares outstanding                      25,600    $    256,356
                                                               ----------    ------------
                                                               ----------    ------------
CLASS Y
------------------------------------------------------------
Period ended June 30, 2003:
Shares sold                                                    32,488,301    $325,027,063
Shares issued in reinvestment of dividends                         78,403         785,386
Shares reacquired                                              (3,909,151)    (39,134,301)
                                                               ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   28,657,553     286,678,148
Shares converted into Class A                                    (129,134)     (1,293,925)
                                                               ----------    ------------
Net increase (decrease) in shares outstanding                  28,528,419    $285,384,223
                                                               ----------    ------------
                                                               ----------    ------------
CLASS Z
------------------------------------------------------------
Period ended June 30, 2003:
Shares sold                                                     5,240,458    $ 52,430,916
Shares issued in reinvestment of dividends                         13,498         135,205
Shares reacquired                                              (1,037,581)    (10,386,142)
                                                               ----------    ------------
Net increase (decrease) in shares outstanding                   4,216,375    $ 42,179,979
                                                               ----------    ------------
                                                               ----------    ------------

24 Visit our website at www.jennisondryden.com

Financial Highlights

          JUNE 30, 2003  SEMIANNUAL REPORT
          Dryden Short-Term Bond Fund, Inc.
          Dryden Ultra Short Bond Fund

Financial Highlights

(Unaudited)

                                                          CLASS A                CLASS B
                                                      ----------------      -----------------
                                                      APRIL 2, 2003(B)      APRIL 16, 2003(B)
                                                          THROUGH                THROUGH
                                                       JUNE 30, 2003          JUNE 30, 2003
 --------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.00               $ 10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income(d)                                      .04                   .02
 Net realized and unrealized gain on investment
 transactions                                                  .03                   .04
                                                            ------                 -----
 Total from investment operations                              .07                   .06
                                                            ------                 -----
 LESS DISTRIBUTIONS:
 Dividends from net investment income                         (.06)                 (.04)
                                                            ------                 -----
 Total distributions                                          (.06)                 (.04)
                                                            ------                 -----
 Net asset value, end of period                           $  10.01               $ 10.02
                                                            ------                 -----
                                                            ------                 -----
 TOTAL INVESTMENT RETURN(A):                                   .59%                  .53%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                          $ 74,229               $ 1,791
 Average net assets (000)                                 $ 53,182               $ 1,148
 Ratios to average net assets(d):
    Expenses, including distribution and service
       (12b-1) fees                                            .76%(c)              1.53%(c)
    Expenses, excluding distribution and service
       (12b-1) fees                                            .51%(c)               .53%(c)
    Net investment income                                     1.57%(c)               .89%(c)
 For Class A, B, C, Y and Z shares:
    Portfolio turnover rate                                      2%                   --

------------------------------
(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b) Commencement of operations.
(c) Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003 for Class A, April 16, 2003 for Class B, April 27, 2003 for Class C, April 2, 2003 for Class Y and April 2, 2003 for Class Z.
(d) Net of management fee waiver.

See Notes to Financial Statements.

26 Visit our website at www.jennisondryden.com

      CLASS C              CLASS Y              CLASS Z
 -----------------     ----------------     ----------------
 APRIL 27, 2003(B)     APRIL 2, 2003(B)     APRIL 2, 2003(B)
      THROUGH              THROUGH              THROUGH
   JUNE 30, 2003        JUNE 30, 2003        JUNE 30, 2003
 -----------------------------------------------------------------
      $ 10.00              $  10.00             $  10.00
          .02                   .03                  .05
          .03                   .03                  .02
        -----               -------               ------
          .05                   .06                  .07
        -----               -------               ------
         (.03)                 (.05)                (.06)
        -----               -------               ------
         (.03)                 (.05)                (.06)
        -----               -------               ------
      $ 10.02              $  10.01             $  10.01
        -----               -------               ------
        -----               -------               ------
          .48%                  .54%                 .64%
         $256              $285,498             $ 42,198
         $148              $225,320             $ 33,251
         1.28%(c)              1.01%(c)              .52%(c)
          .53%(c)               .51%(c)              .52%(c)
          .68%(c)              1.39%(c)             1.89%(c)
           --                    --                   --

                                              See Notes to Financial Statements.
             Dryden Short-Term Bond Fund, Inc. - Dryden Ultra Short Bond Fund 27

MAIL                       TELEPHONE           WEBSITE
Gateway Center Three       (800) 225-1852      www.jennisondryden.com
100 Mulberry Street
Newark, NJ 07102-4077


DIRECTORS
David E.A. Carson - Robert F. Gunia - Robert E.
La Blanc - Douglas H. McCorkindale - Stephen P.
Munn - Richard A. Redeker - Judy A. Rice -
Robin B. Smith - Stephen D. Stoneburn - Clay T. Whitehead

OFFICERS
Judy A. Rice, President - Robert F. Gunia, Vice
President - Grace C. Torres, Treasurer -
Marguerite E.H. Morrison, Chief Legal Officer
and Assistant Secretary - Deborah A. Docs,
Secretary - Maryanne Ryan,
Anti-Money Laundering Compliance Officer
---------------------------------------------------------------------------
MANAGER               Prudential Investments LLC     Gateway Center Three
                                                     100 Mulberry Street
                                                     Newark, NJ 07102-4077
---------------------------------------------------------------------------
INVESTMENT ADVISER    Prudential Investment          Gateway Center Two
                      Management, Inc.               100 Mulberry Street
                                                       Newark, NJ 07102
---------------------------------------------------------------------------
DISTRIBUTOR           Prudential Investment          Gateway Center Three
                      Management Services LLC        14th Floor
                                                     100 Mulberry Street
                                                     Newark, NJ 07102-4077
---------------------------------------------------------------------------
CUSTODIAN             State Street Bank              One Heritage Drive
                      and Trust Company              North Quincy, MA 02171
---------------------------------------------------------------------------
TRANSFER AGENT        Prudential Mutual Fund         PO Box 8098
                      Services LLC                   Philadelphia, PA 19101
---------------------------------------------------------------------------
INDEPENDENT AUDITORS  PricewaterhouseCoopers LLP     1177 Avenue of the
                                                     Americas
                                                     New York, NY 10036
---------------------------------------------------------------------------
LEGAL COUNSEL         Shearman & Sterling LLP        599 Lexington Avenue
                                                     New York, NY 10022
---------------------------------------------------------------------------

Dryden Ultra Short Bond Fund
Share Class        A          B          C          Y          Z
Nasdaq             PDUAX      N/A        N/A        PDUYX      PDUZY
CUSIP              26248R107  26248R206  26248R305  26248R503  26248R404

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2003 were not audited and, accordingly, no auditors' opinion is expressed on them.

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

JennisonDrydenMutualFunds

Dryden Ultra Short Bond Fund

Share Class    A          B          C          Y          Z
Nasdaq         PDUAX      N/A        N/A        PDUYX      PDUZY
CUSIP          26248R107  26248R206  26248R305  26248R503  26248R404

MF193E2 IFS-A083125

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Dryden Short-Term Bond Fund, Inc.

By: /s/ Deborah Docs
    ----------------------------------------------------------
    Deborah Docs
    Secretary

Date: August 26, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 26, 2003


By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003